                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-14213

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 121                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-0816

     Amendment No. 121                                               [X]

                     (Check appropriate box or boxes.)

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: September 28, 2007

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on September 28, 2007, pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

September 28, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Ultra® Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[blank page]

     [graphic of triangle]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of companies they believe will increase in value over time, using investment strategies developed by American Century.
In implementing these strategies, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund's principal risks include

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  FOREIGN SECURITIES - A fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS which begins on page 8.

     [graphic of triangle]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS
     NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
     CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes will differ from those shown in the chart, depending on the expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 6.97%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Ultra                     32.09% (4Q 1999)                    -17.49% (1Q 2001)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's other share classes calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment. Because the B Class is new, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

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3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for the other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in each table for performance comparison. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              -3.28%    1.12%      5.41%
Return After Taxes on Distributions              -4.28%    0.88%      4.16%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -0.80%    0.94%      4.26%
Russell 1000® Growth Index                       9.07%     2.69%      5.44%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                   15.79%    6.19%      8.42%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              -3.08%    1.32%      5.62%
Russell 1000® Growth Index                       9.07%     2.69%      5.44%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                   15.79%    6.19%      8.42%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              -9.04%    -0.32%     4.54%
Russell 1000® Growth Index                       9.07%     2.69%      5.44%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                   15.79%    6.19%      8.42%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THIS CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS AND DID NOT HAVE A FRONT-END SALES CHARGE. PERFORMANCE HAS BEEN
     RESTATED TO REFLECT THIS CHARGE.

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4

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                            -4.24%  0.11%    1.63%
Russell 1000® Growth Index                     9.07%   2.69%    3.48%(2)
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                 15.79%  6.19%    6.90%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS OCTOBER 29, 2001. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(2)  SINCE OCTOBER 25, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

R CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                -3.75%      4.35%
Russell 1000® Growth Index                         9.07%       9.01%(2)
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%      12.82%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(2)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us or visit
americancentury.com.

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5

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                    INVESTOR  INSTITUTIONAL  A        B         C         R
                    CLASS     CLASS          CLASS    CLASS     CLASS     CLASS
--------------------------------------------------------------------------------
Maximum Sales       None      None           5.75%    None      None      None
Charge (Load)
Imposed on
Purchases
   (as a
   percentage
   of offering
   price)
--------------------------------------------------------------------------------
Maximum             None      None           None(1)  5.00%(2)  1.00%(3)  None
Deferred Sales
Charge (Load)
   (as a
   percentage
   of the original
   offering price
   for B Class
   shares or the
   lower of the
   original
   offering price
   or redemption
   proceeds for
   A and C
   Class shares)
--------------------------------------------------------------------------------
Maximum Account     $25(4)    None           None     None      None      None
Maintenance Fee
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM  FUND ASSETS)
                                  DISTRIBUTION                   TOTAL ANNUAL
                      MANAGEMENT  AND SERVICE      OTHER         FUND OPERATING
                      FEE(5)      (12B-1) FEES(6)  EXPENSES(7)   EXPENSES
--------------------------------------------------------------------------------
Investor Class        0.99%       None             0.00%         0.99%
--------------------------------------------------------------------------------
Institutional Class   0.79%       None             0.00%         0.79%
--------------------------------------------------------------------------------
A Class               0.99%(8)    0.25%(9)         0.00%         1.24%
--------------------------------------------------------------------------------
B Class               0.99%       1.00%            0.00%         1.99%
--------------------------------------------------------------------------------
C Class               0.99%       1.00%            0.00%         1.99%
--------------------------------------------------------------------------------
R Class               0.99%       0.50%            0.00%         1.49%
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 17, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 29.

(7)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND FEES AND
     EXPENSES INCURRED INDIRECTLY BY THE FUND AS A RESULT OF INVESTMENT IN
     SHARES OF ONE OR MORE MUTUAL FUNDS, HEDGE FUNDS, PRIVATE EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(8)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(9)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

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6

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $101          $314           $545           $1,208
--------------------------------------------------------------------------------
Institutional Class        $81           $252           $438           $975
--------------------------------------------------------------------------------
A Class                    $694          $944           $1,214         $1,981
--------------------------------------------------------------------------------
B Class                    $601          $920           $1,164         $2,105
--------------------------------------------------------------------------------
C Class                    $201          $620           $1,064         $2,295
--------------------------------------------------------------------------------
R Class                    $151          $469           $809           $1,767
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $101          $314           $545           $1,208
--------------------------------------------------------------------------------
Institutional Class        $81           $252           $438           $975
--------------------------------------------------------------------------------
A Class                    $694          $944           $1,214         $1,981
--------------------------------------------------------------------------------
B Class                    $201          $620           $1,064         $2,105
--------------------------------------------------------------------------------
C Class                    $201          $620           $1,064         $2,295
--------------------------------------------------------------------------------
R Class                    $151          $469           $809           $1,767
--------------------------------------------------------------------------------

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7

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.
The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

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8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR     INVESTOR  INSTITUTIONAL  A         B         C      R
ENDED OCTOBER 31, 2006  CLASS     CLASS          CLASS(1)  CLASS(2)  CLASS  CLASS
----------------------------------------------------------------------------------
Ultra                   0.99%     0.79%          0.74%     N/A       0.99%  0.99%
----------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 0.99% OF AVERAGE NET ASSETS.

(2)  THE B CLASS OF THIS FUND HAD NOT COMMENCED OPERATIONS AS OF OCTOBER
     31, 2006. THE B CLASS WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE OF
     1.00% OF THE FIRST $2.5 BILLION OF STRATEGY ASSETS, 0.995% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.980% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.970% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.960% OF THE
     NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.950% OF THE NEXT $2.5 BILLION OF
     STRATEGY ASSETS, 0.940% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.930%
     OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.920% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.910% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.900% OF THE NEXT $5 BILLION OF STRATEGY ASSETS, AND 0.800% OF
     STRATEGY ASSETS OVER $30 BILLION.

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10

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated October 31, 2006.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STEVE LURITO

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth
Equity, has been a member of the team that manages the fund since August 2007.
He joined American Century in July 2007. From April 2006 to June 2007, he was
the chief investment officer at MUUS Asset Management. From March 2004 to
January 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. From January 2002 to
December 2003, he was president at Arlington Capital Management. He has a bachelor's degree from the University of Virginia in Charlottesville and an MBA
from The Wharton School of Business, University of Pennsylvania.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages the fund since June 2006. He joined American Century in July 1996 and became a portfolio manager in February 2000. He has a bachelor's degree in business administration from Southern Methodist University and an MBA from
Wharton School of Business, University of Pennsylvania. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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11

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [graphic of triangle]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY
     BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY
     BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU
     MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

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12

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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13

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [graphic of triangle]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American Century
                                             are less than $50,000;
                                             generally offered through
                                             financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                      R CLASS
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge             No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to               Generally offered through
investors whose aggregate                    employer-sponsored retirement
investments in American Century              plans and other fee-based
are less than $1,000,000;                    arrangements(4)
generally more appropriate
for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE
     ADDITIONAL PURCHASES.

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14

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                              AMOUNT PAID
                           SALES CHARGE      SALES CHARGE     TO FINANCIAL
                           AS A % OF         AS A % OF NET    ADVISOR AS A %
PURCHASE AMOUNT            OFFERING PRICE    AMOUNT INVESTED  OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO
     FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any American Century fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

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15

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any American
Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

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16

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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17

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for A Class shares

   * 12% of the original purchase cost for B Class shares

   * 12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

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18

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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19

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                             No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

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20

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [graphic of triangle]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

------
21

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is
0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

------
22

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

------
23

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
25

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

     [graphic of triangle]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL
     ASSETS, SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, to your home address or to another person or address by check.

------
26

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [graphic of triangle]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE
     FUND FROM THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
     PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
27

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
28

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified total management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
29

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
30

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old). Because the B Class is new, it is not included.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for each of the fiscal years ended October 31 that follow have been audited by Deloitte & Touche LLP. The Financial Highlights for
the six-month period ended April 30, 2007 have not been audited. The information for the six-month period ended April 30, 2007 has been derived from the fund's unaudited financial statements and includes adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature. The fund's Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report for the year ended October 31, 2006, which is available upon request.

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31

ULTRA FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                          2007(1)     2006     2005     2004     2003     2002
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $28.55      $29.02   $27.17   $26.01   $21.83   $25.09
                         ---------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)       -(3)        (0.06)   0.02     (0.05)   (0.02)   0.06

   Net Realized
   and Unrealized
   Gain (Loss)            1.66        (0.37)   1.83     1.21     4.26     (3.32)
                         ---------------------------------------------------------
   Total From
   Investment
   Operations             1.66        (0.43)   1.85     1.16     4.24     (3.26)
                         ---------------------------------------------------------
Distributions
   From Net
   Investment
   Income                 -           (0.04)   -        -        (0.06)   -

   From Net
   Realized Gains         (2.01)      -        -        -        -        -
                         ---------------------------------------------------------
   Total
   Distributions          (2.01)      (0.04)   -        -        (0.06)   -
                         ---------------------------------------------------------
Net Asset Value,
End of Period             $28.20      $28.55   $29.02   $27.17   $26.01   $21.83
                         =========================================================
TOTAL RETURN(4)           6.03%       (1.51)%  6.81%    4.46%    19.50%   (12.99)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets        0.99%(5)    0.99%    0.99%    0.99%    1.00%    0.99%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                (0.02)%(5)  (0.15)%  0.09%    (0.20)%  (0.09)%  0.24%

Portfolio
Turnover Rate             31%         62%      33%      34%      82%      92%

Net Assets,
End of Period
(in millions)             $10,900     $13,482  $18,904  $20,708  $21,341  $18,616
----------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
32

ULTRA FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                            2007(1)   2006        2005        2004         2003      2002
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $28.90    $29.38      $27.44      $26.22       $22.02    $25.24
                           -------------------------------------------------------------------
Income From
Investment

Operations
   Net Investment
   Income (Loss)(2)         0.03      -(3)        0.07        -(3)         0.02      0.11

   Net Realized
   and Unrealized
   Gain (Loss)              1.68      (0.38)      1.87        1.22         4.29      (3.33)
                           -------------------------------------------------------------------
   Total From
   Investment
   Operations               1.71      (0.38)      1.94        1.22         4.31      (3.22)
                           -------------------------------------------------------------------
Distributions
   From Net
   Investment
   Income                   -         (0.10)      -           -            (0.11)    -

   From Net
   Realized Gains           (2.01)    -           -           -            -         -
                           -------------------------------------------------------------------
   Total Distributions      (2.01)    (0.10)      -           -            (0.11)    -
                           -------------------------------------------------------------------
Net Asset Value,
End of Period               $28.60    $28.90      $29.38      $27.44       $26.22    $22.02
                           ===================================================================
TOTAL RETURN(4)             6.14%     (1.33)%     7.07%       4.65%        19.66%    (12.76)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets          0.79%(5)  0.79%       0.79%       0.79%        0.80%     0.79%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                  0.18%(5)  0.05%       0.29%       0.00%        0.11%     0.44%

Portfolio
Turnover Rate               31%       62%         33%         34%          82%       92%

Net Assets,
End of Period
(in thousands)              $472,446  $1,073,767  $1,460,343  $1,055,145   $822,333  $556,316
----------------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
33

ULTRA FUND

A Class(1)

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                           2007(2)     2006      2005      2004      2003      2002
----------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $28.11      $28.61    $26.85    $25.77    $21.62    $24.92
                          --------------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(3)        (0.04)      (0.13)    (0.05)    (0.12)    (0.08)    -(4)

   Net Realized
   and Unrealized
   Gain (Loss)             1.63        (0.37)    1.81      1.20      4.24      (3.30)
                          --------------------------------------------------------------
   Total From
   Investment
   Operations              1.59        (0.50)    1.76      1.08      4.16      (3.30)
                          --------------------------------------------------------------
Distributions
   From Net
   Investment
   Income                  -           -         -         -         (0.01)    -

   From Net
   Realized Gains          (2.01)      -         -         -         -         -
                          --------------------------------------------------------------
   Total Distributions     (2.01)      -         -         -         (0.01)    -
                          --------------------------------------------------------------
Net Asset Value,
End of Period              $27.69      $28.11    $28.61    $26.85    $25.77    $21.62
                          ==============================================================
TOTAL RETURN(5)            5.87%       (1.75)%   6.55%     4.19%     19.24%    (13.24)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets         1.24%(6)    1.24%     1.24%     1.24%     1.25%     1.24%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                 (0.27)%(6)  (0.40)%   (0.16)%   (0.45)%   (0.34)%   (0.01)%

Portfolio
Turnover Rate              31%         62%       33%       34%       82%       92%

Net Assets,
End of Period
(in thousands)             $276,662    $405,173  $639,792  $738,032  $643,144  $391,968
----------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS.

(2)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(6)  ANNUALIZED.

------
34

ULTRA FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                      2007(1)     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period   $27.26      $27.96   $26.44   $25.57   $21.59   $25.09
                     -----------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)   (0.13)      (0.34)   (0.26)   (0.32)   (0.26)   (0.19)

   Net Realized
   and Unrealized
   Gain (Loss)        1.58        (0.36)   1.78     1.19     4.24     (3.31)
                     -----------------------------------------------------------
   Total From
   Investment
   Operations         1.45        (0.70)   1.52     0.87     3.98     (3.50)
                     -----------------------------------------------------------
Distributions
   From Net
   Realized Gains     (2.01)      -        -        -        -        -
                     -----------------------------------------------------------
Net Asset Value,
End of Period         $26.70      $27.26   $27.96   $26.44   $25.57   $21.59
                     ===========================================================
TOTAL RETURN(3)       5.52%       (2.50)%  5.75%    3.40%    18.43%   (13.95)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.99%(4)    1.99%    1.99%    1.99%    2.00%    1.99%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            (1.02)%(4)  (1.15)%  (0.91)%  (1.20)%  (1.09)%  (0.76)%

Portfolio
Turnover Rate         31%         62%      33%      34%      82%      92%

Net Assets,
End of Period
(in thousands)        $2,277      $3,342   $5,601   $4,836   $2,232   $502
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUE TO TWO
     DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
35

ULTRA FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                                2007(1)     2006     2005        2004     2003(2)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $28.15      $28.72   $27.01      $25.99   $24.87
                               ------------------------------------------------------
Income From
Investment Operations
   Net Investment
   Income (Loss)(3)             (0.07)      (0.21)   (0.12)      (0.22)   (0.04)

   Net Realized and
   Unrealized Gain (Loss)       1.63        (0.36)   1.83        1.24     1.16
                               ------------------------------------------------------
   Total From
   Investment Operations        1.56        (0.57)   1.71        1.02     1.12
                               ------------------------------------------------------
Distributions
   From Net Realized Gains      (2.01)      -        -           -        -
                               ------------------------------------------------------
Net Asset Value, End of Period  $27.70      $28.15   $28.72      $27.01   $25.99
                               ======================================================
TOTAL RETURN(4)                 5.75%       (1.98)%  6.33%       3.92%    4.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets           1.49%(5)    1.49%    1.44%(6)    1.49%    1.50%(5)

Ratio of Net
Investment Income (Loss)
to Average Net Assets           (0.52)%(5)  (0.65)%  (0.36)%(6)  (0.70)%  (0.81)%(5)

Portfolio Turnover Rate         31%         62%      33%         34%      82%(7)

Net Assets, End of Period
(in thousands)                  $5,065      $8,922   $8,367      $4,545   $3
-------------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUE TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  DURING THE YEAR ENDED OCTOBER 31, 2005, THE CLASS RECEIVED A PARTIAL
     REIMBURSEMENT OF ITS DISTRIBUTION AND SERVICE FEE. HAD FEES NOT BEEN
     REIMBURSED THE ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS
     AND ANNUALIZED RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
     WOULD HAVE BEEN 1.49% AND (0.41)%, RESPECTIVELY.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                       SEC Public Reference Room
                                Washington, D.C.
                                Call 202-942-8090 for location and hours.

ON THE INTERNET                 * EDGAR database at sec.gov
                                * By email request at publicinfo@sec.gov

BY MAIL                         SEC Public Reference Section
                                Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Ultra Fund
  Investor Class              022               TWCUX          Ultra
--------------------------------------------------------------------------------
  Institutional Class         322               TWUIX          Ultra
--------------------------------------------------------------------------------
  A Class                     722               TWUAX          Ultra
--------------------------------------------------------------------------------
  B Class                     212               N/A            Ultra
--------------------------------------------------------------------------------
  C Class                     422               TWCCX          Ultra
--------------------------------------------------------------------------------
  R Class                     122               AULRX          Ultra
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0709
SH-PRS-55829

September 28, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Heritage Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[blank page]

     [graphic of triangle]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
     INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

An Overview of the Fund

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace.

The fund's principal risks include

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  MID CAP STOCKS - The fund invests in mid-sized and smaller companies which may present greater opportunities for capital growth than larger companies, but may be more volatile and subject to greater risk.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  IPO RISK - The fund's performance may be affected by investments in initial public offerings.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be unusually high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

     [graphic of triangle]

     PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND SELLS
     PORTFOLIO SECURITIES.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
8.

     [graphic of triangle]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR
     GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
     OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes will differ from those shown in the chart, depending on the expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 25.14%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                           HIGHEST                            LOWEST
--------------------------------------------------------------------------------
Heritage                   40.37% (4Q 1999)                   -21.16% (3Q 1998)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's other share classes calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment. Because the B and R
Classes are new, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares. After-tax returns for the other share classes will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in each table for performance comparison. The Russell Midcap Growth
Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              17.05%    9.37%      9.44%
Return After Taxes on Distributions              15.94%    9.14%      7.69%
Return After Taxes on Distributions
   and Sale of Fund Shares                       12.56%    8.16%      7.35%
Russell Midcap® Growth Index                     10.66%    8.22%      8.62%
   (reflects no deduction for
   fees, expenses or taxes)
Russell Midcap® Index                            15.26%    12.88%     12.14%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                              17.33%    9.60%      8.78%
Russell Midcap® Growth Index                     10.66%    8.22%      7.75%(2)
   (reflects no deduction for
   fees, expenses or taxes)
Russell Midcap® Index                            15.26%    12.88%     11.22%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JUNE 16, 1997. ONLY
     CLASSES WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR
     LIFE OF CLASS.

(2)  SINCE JUNE 19, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

A CLASS(1)
                                                                      LIFE OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                              10.06%    7.82%      7.16%
Russell Midcap® Growth Index                     10.66%    8.22%      7.55%(3)
   (reflects no deduction for
   fees, expenses or taxes)
Russell Midcap® Index                            15.26%    12.88%     11.06%(3)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THIS CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS AND DID NOT HAVE A FRONT-END SALES CHARGE. PERFORMANCE HAS BEEN
     RESTATED TO REFLECT THIS CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JULY 11, 1997. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(3)  SINCE JULY 10, 1997, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

------
4

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                            15.86%  8.28%    4.74%
Russell Midcap® Growth Index                   10.66%  8.22%    6.24%(2)
   (reflects no deduction for
   fees, expenses or taxes)
Russell Midcap® Index                          15.26%  12.88%   11.10%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 26, 2001. ONLY CLASSES WITH
     PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF CLASS.

(2)  SINCE JUNE 28, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us or visit
americancentury.com.

------
5

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                    INVESTOR  INSTITUTIONAL  A        B         C         R
                    CLASS     CLASS          CLASS    CLASS     CLASS     CLASS
--------------------------------------------------------------------------------
Maximum Sales       None      None           5.75%    None      None      None
Charge (Load)
Imposed on
Purchases
   (as a
   percentage
   of offering
   price)
--------------------------------------------------------------------------------
Maximum             None      None           None(1)  5.00%(2)  1.00%(3)  None
Deferred Sales
Charge (Load)
   (as a
   percentage
   of the original
   offering price
   for B Class
   shares or the
   lower of the
   original
   offering price
   or redemption
   proceeds for
   A and C
   Class shares)
--------------------------------------------------------------------------------
Maximum             $25(4)    None           None     None      None      None
Account
Maintenance
Fee
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                              DISTRIBUTION                   TOTAL ANNUAL
                 MANAGEMENT   AND SERVICE      OTHER         FUND OPERATING
                 FEE(5)       (12B-1) FEES(6)  EXPENSES(7)   EXPENSES
--------------------------------------------------------------------------------
Investor         1.00%        None             0.00%         1.00%
Class
--------------------------------------------------------------------------------
Institutional    0.80%        None             0.00%         0.80%
Class
--------------------------------------------------------------------------------
A Class          1.00%(8)     0.25%(9)         0.00%         1.25%
--------------------------------------------------------------------------------
B Class          1.00%        1.00%            0.00%         2.00%
--------------------------------------------------------------------------------
C Class          1.00%        1.00%            0.00%         2.00%
--------------------------------------------------------------------------------
R Class          1.00%        0.50%            0.00%         1.50%
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 17, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. FOR MORE
     INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The Investment Advisor
     UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 29.

(7)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(8)  THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE SEPTEMBER 4, 2007.

(9)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE SEPTEMBER 4, 2007.

------
6

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $102          $318           $551           $1,219
--------------------------------------------------------------------------------
Institutional Class        $82           $255           $443           $987
--------------------------------------------------------------------------------
A Class                    $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
B Class                    $602          $923           $1,169         $2,115
--------------------------------------------------------------------------------
C Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------
R Class                    $152          $472           $814           $1,778
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $102          $318           $551           $1,219
--------------------------------------------------------------------------------
Institutional Class        $82           $255           $443           $987
--------------------------------------------------------------------------------
A Class                    $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
B Class                    $202          $623           $1,069         $2,115
--------------------------------------------------------------------------------
C Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------
R Class                    $152          $472           $814           $1,778
--------------------------------------------------------------------------------

------
7

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase, but it can purchase other types of securities as well. When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the portfolio managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.
The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of it's assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
8

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The fund generally invests in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. In addition, smaller companies may have less publicly available information.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's portfolio turnover may be unusually high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR      INVESTOR  INSTITUTIONAL  A         B         C      R
ENDED OCTOBER 31, 2006   CLASS     CLASS          CLASS(1)  CLASS(2)  CLASS  CLASS(2)
-------------------------------------------------------------------------------------
Heritage                 1.00%     0.80%          0.75%     N/A       1.00%  N/A
-------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. FOLLOWING THAT DATE, THE MANAGEMENT FEE PAID ANNUALLY TO THE ADVISOR
     IS EXPECTED TO BE 1.00% OF AVERAGE NET ASSETS.

(2)  THE B AND R CLASSES OF THIS FUND HAD NOT COMMENCED OPERATIONS AS OF
     OCTOBER 31, 2006. THE B AND R CLASSES WILL PAY THE ADVISOR A UNIFIED
     MANAGEMENT FEE OF 1.00%.

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated October 31, 2006.

------
10

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GLENN A. FOGLE

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, rejoined the team that manages the fund in February 2007. He joined American Century in September
1990 and became a portfolio manager in June 1993. He has a bachelor's degree in business administration (management) and an MBA in finance from Texas Christian
University. He is a CFA charterholder.

DAVID M. HOLLOND

Mr. Hollond, Vice President and Portfolio Manager, has been a member of the team that manages the fund since February 2007. He joined American Century in 1998 and became a portfolio manager in March 2004. He has a bachelor's degree in
Russian and economics from Grinnell College, a master's degree in economics from the University of Wisconsin, a master's degree in international studies from the
University of Pennsylvania and an MBA in finance from The Wharton School at the
University of Pennsylvania.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [graphic of triangle]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
     ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS,
     IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND
     SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY
     BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY
     BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU
     MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
12

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
13

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [graphic of triangle]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
     COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(2)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares
                                              eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate for                Purchases generally limited
long-term investors                           to investors whose aggregate
                                              investments in American Century
                                              are less than $50,000; generally
                                              offered through financial
                                              intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                       R CLASS
--------------------------------------------------------------------------------
No initial sales charge                       No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge              No contingent deferred
on redemptions within 12 months               sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                            12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                         No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited                   Generally offered through
to investors whose aggregate                  employer-sponsored retirement
investments in American Century are           plans and other fee-based
less than $1,000,000; generally more          arrangements
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

------
14

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                               AMOUNT PAID TO
                                             SALES CHARGE      FINANCIAL
                           SALES CHARGE      AS A % OF         ADVISOR
                           AS A % OF         NET AMOUNT        AS A % OF
PURCHASE AMOUNT            OFFERING PRICE    INVESTED          OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

------
15

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

------
16

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

------
17

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

------
18

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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19

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

Broker-dealer sponsored wrap program accounts                         No minimum
and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

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20

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [graphic of triangle]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

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21

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is
0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

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22

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or

*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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23

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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25

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

     [graphic of triangle]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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26

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [graphic of triangle]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM
     THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED
     THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

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27

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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28

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

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29

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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30

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years. Because the B and R Classes are new, they are not included.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for each of the fiscal years ended October 31 that follow have been audited by Deloitte & Touche LLP. The Financial Highlights for
the six-month period ended April 30, 2007 have not been audited. The information for the six-month period ended April 30, 2007 has been derived from the fund's unaudited financial statements and includes adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature. The fund's Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report for the year ended October 31, 2006, which is available upon request.

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31

HERITAGE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                       2007(1)     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $15.58      $13.48   $10.76   $10.78   $9.11    $10.13
                      ----------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)    (0.03)      (0.03)   (0.06)   (0.05)   (0.04)   (0.04)

   Net Realized
   and Unrealized
   Gain (Loss)         3.58        2.22     2.78     0.03     1.71     (0.98)
                      ----------------------------------------------------------
   Total From
   Investment
   Operations          3.55        2.19     2.72     (0.02)   1.67     (1.02)
                      ----------------------------------------------------------
Distributions
   From Net
   Realized Gains      (1.07)      (0.09)   -        -        -        -
                      ----------------------------------------------------------
Net Asset Value,
End of Period          $18.06      $15.58   $13.48   $10.76   $10.78   $9.11
                      ==========================================================
TOTAL RETURN(3)        23.73%      16.26%   25.16%   (0.09)%  18.33%   (10.07)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets             1.00%(4)    1.00%    1.00%    1.00%    1.00%    1.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             (0.30)%(4)  (0.22)%  (0.46)%  (0.44)%  (0.39)%  (0.37)%

Portfolio
Turnover Rate          73%         230%     236%     264%     129%     128%

Net Assets,
End of Period
(in millions)          $1,370      $1,037   $801     $1,148   $1,227   $1,010
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
32

HERITAGE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                         2007(1)     2006     2005      2004     2003     2002
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period      $15.80      $13.63   $10.87    $10.86   $9.17    $10.17
                      -------------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)      (0.01)      -(3)     (0.03)    (0.03)   (0.01)   (0.02)

   Net Realized
   and Unrealized
   Gain (Loss)           3.62        2.26     2.79      0.04     1.70     (0.98)
                      -------------------------------------------------------------
   Total From
   Investment
   Operations            3.61        2.26     2.76      0.01     1.69     (1.00)
                      -------------------------------------------------------------
Distributions
   From Net
   Realized Gains        (1.07)      (0.09)   -         -        -        -
                      -------------------------------------------------------------
Net Asset Value,
End of Period            $18.34      $15.80   $13.63    $10.87   $10.86   $9.17
                      =============================================================
TOTAL RETURN(4)          23.79%      16.59%   25.39%    0.09%    18.43%   (9.83)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets               0.80%(5)    0.80%    0.80%     0.80%    0.80%    0.80%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               (0.10)%(5)  (0.02)%   (0.26)%  (0.24)%  (0.19)%  (0.17)%

Portfolio
Turnover Rate            73%         230%     236%      264%     129%     128%
Net Assets,

End of Period
(in thousands)           $84,072     $57,039  $43,192   $58,259  $73,735  $152,256
-----------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
33

HERITAGE FUND

A Class(1)

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                          2007(2)     2006     2005      2004     2003      2002
------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $15.32      $13.29   $10.64    $10.68   $9.05     $10.09
                         -----------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(3)       (0.04)      (0.08)   (0.09)    (0.07)   (0.06)    (0.06)

   Net Realized
   and Unrealized
   Gain (Loss)            3.50        2.20     2.74      0.03     1.69      (0.98)
                         -----------------------------------------------------------
   Total From
   Investment
   Operations             3.46        2.12     2.65      (0.04)   1.63      (1.04)
                         -----------------------------------------------------------
Distributions
   From Net
   Realized Gains         (1.07)      (0.09)   -         -        -         -
                         -----------------------------------------------------------
Net Asset Value,
End of Period             $17.71      $15.32   $13.29    $10.64   $10.68    $9.05
                         ===========================================================
TOTAL RETURN(4)           23.54%      15.96%   24.91%    (0.37)%  18.01%    (10.31)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                1.25%(5)    1.25%    1.25%     1.25%    1.25%     1.25%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                (0.55)%(5)  (0.47)%   (0.71)%  (0.69)%  (0.64)%   (0.62)%

Portfolio
Turnover Rate             73%         230%     236%      264%     129%      128%
Net Assets,

End of Period
(in thousands)            $107,530    $57,995  $19,953   $15,623  $13,668   $3,737
------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS.

(2)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

------
34

HERITAGE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                       2007(1)     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $14.77      $12.91   $10.41   $10.54   $8.99    $10.10
                      ----------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)    (0.10)      (0.18)   (0.17)   (0.15)   (0.13)   (0.13)

   Net Realized
   and Unrealized
   Gain (Loss)         3.37        2.13     2.67     0.02     1.68     (0.98)
                      ----------------------------------------------------------
   Total From
   Investment
   Operations          3.27        1.95     2.50     (0.13)   1.55     (1.11)
                      ----------------------------------------------------------
Distributions
   From Net
   Realized Gains      (1.07)      (0.09)   -        -        -        -
                      ----------------------------------------------------------
Net Asset Value,
End of Period          $16.97      $14.77   $12.91   $10.41   $10.54   $8.99
                      ==========================================================
TOTAL RETURN(3)        23.11%      15.11%   24.02%   (1.23)%  17.24%   (10.99)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets             2.00%(4)    2.00%    2.00%    2.00%    2.00%    2.00%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets             (1.30)%(4)  (1.22)%  (1.46)%  (1.44)%  (1.39)%  (1.37)%

Portfolio
Turnover Rate          73%         230%     236%     264%     129%     128%

Net Assets,
End of Period
(in thousands)         $4,979      $2,334   $898     $889     $872     $146
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
35

NOTES

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                      SEC Public Reference Room, Washington, D.C.
                               Call 202-942-8090 for location and hours.

ON THE INTERNET                * EDGAR database at sec.gov
                               * By email request at publicinfo@sec.gov

BY MAIL                        SEC Public Reference Section
                               Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                FUND CODE        TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Heritage Fund
  Investor Class              030              TWHIX          Heritage
--------------------------------------------------------------------------------
  Institutional Class         330              ATHIX          Heritage
--------------------------------------------------------------------------------
  A Class                     730              ATHAX          Heritage
--------------------------------------------------------------------------------
  B Class                     630              N/A            Heritage
--------------------------------------------------------------------------------
  C Class                     430              AHGCX          Heritage
--------------------------------------------------------------------------------
  R Class                     230              N/A            Heritage
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0709
SH-PRS-55827

September 28, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

New Opportunities II Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[blank page]

     [graphic of triangle]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE
     OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers' principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace.

The fund's principal risks include

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  SMALL CAP STOCKS - The smaller companies in which the fund invests may present greater opportunities for capital appreciation than larger companies, but may also present greater risks.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  HIGH TURNOVER - The fund's PORFOLIO TURNOVER may be unusually high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

     [graphic of triangle]

     PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND
     BUYS AND SELLS PORTFOLIO SECURITIES.

*  IPO RISK - The fund's performance may be affected by investments in initial public offerings.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

     [graphic of triangle]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS
     NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
     CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would have been lower than those shown. The returns of the fund's other classes of shares will differ from those shown in the chart, depending on the expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     YEAR-TO-DATE RETURN FOR THE INVESTOR CLASS WAS 19.64%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                                 HIGHEST                      LOWEST
--------------------------------------------------------------------------------
New Opportunities II             21.51% (4Q 2003)             -17.80% (3Q 2002)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Additional tables show the average annual total returns of the fund's other share classes calculated before the impact of taxes. Returns assume the deduction of all sales loads, charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment. Because the
Institutional Class (which commenced operations May 18, 2007) and the R Class
(which commenced operations September 28, 2007) do not have investment results for a full calendar year, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

------
3

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.

The benchmark is an unmanaged index that has no operating costs and is included in each table for performance comparison.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                            13.64%  10.54%   9.54%
Return After Taxes on Distributions            11.80%  9.89%    8.97%
Return After Taxes on Distributions
   and Sale of Fund Shares                     10.46%  9.00%    8.16%
Russell 2000® Growth Index                     13.35%  6.93%    4.85%(2)
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 1, 2001.

(2)  SINCE MAY 31, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

A CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                  6.74%      17.34%
Russell 2000® Growth Index                           13.35%     20.27%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

B CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006         1 YEAR    LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                   8.47%     17.78%
Russell 2000® Growth Index                            13.35%    20.27%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006        1 YEAR     LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                  12.58%     18.36%(2)
Russell 2000® Growth Index                           13.35%     20.27%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JANUARY 31, 2003.

(2)  RETURN WOULD HAVE BEEN LOWER IF SERVICE AND DISTRIBUTION FEES HAD NOT
     BEEN WAIVED FROM FEBRUARY 1, 2003 TO JUNE 30, 2003.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please call us or visit
americancentury.com.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                     INVESTOR  INSTITUTIONAL  A        B         C         R
                     CLASS     CLASS          CLASS    CLASS     CLASS     CLASS
--------------------------------------------------------------------------------
Maximum Sales        None      None           5.75%    None      None      None
Charge (Load)
Imposed on
Purchases
   (as a
   percentage
   of offering
   price)
--------------------------------------------------------------------------------
Maximum              None      None           None(1)  5.00%(2)  1.00%(3)  None
Deferred Sales
Charge (Load)
   (as a percentage
   of the original
   offering price
   for B Class
   shares or the
   lower of the
   original
   offering price
   or redemption
   proceeds for
   A and C
   Class shares)
--------------------------------------------------------------------------------
Redemption/Exchange  2.00%     2.00%          None     None      None      2.00%
Fee (as a
percentage of
amount redeemed
or exchanged)(4)
--------------------------------------------------------------------------------
Maximum              $25(5)    None           None     None      None      None
Account
Maintenance
Fee
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                  DISTRIBUTION                  TOTAL ANNUAL
                     MANAGEMENT   AND SERVICE      OTHER        FUND OPERATING
                     FEE(6)       (12B-1) FEES(7)  EXPENSES(8)  EXPENSES
--------------------------------------------------------------------------------
Investor Class       1.50%        None             0.00%        1.50%
--------------------------------------------------------------------------------
Institutional Class  1.30%        None             0.00%        1.30%
--------------------------------------------------------------------------------
A Class              1.50%        0.25%            0.00%        1.75%
--------------------------------------------------------------------------------
B Class              1.50%        1.00%            0.00%        2.50%
--------------------------------------------------------------------------------
C Class              1.50%        1.00%            0.00%        2.50%
--------------------------------------------------------------------------------
R Class              1.50%        0.50%            0.00%        2.00%
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 15, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO SHARES HELD FOR LESS THAN 180 DAYS. THE FEE DOES NOT
     APPLY TO SHARES PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(5)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(6)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(7)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 28.

(8)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $152          $472           $814           $1,778
--------------------------------------------------------------------------------
Institutional Class        $132          $410           $710           $1,558
--------------------------------------------------------------------------------
A Class                    $742          $1,091         $1,463         $2,503
--------------------------------------------------------------------------------
B Class                    $651          $1,071         $1,417         $2,623
--------------------------------------------------------------------------------
C Class                    $251          $771           $1,317         $2,803
--------------------------------------------------------------------------------
R Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares.

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $152          $472           $814           $1,778
--------------------------------------------------------------------------------
Institutional Class        $132          $410           $710           $1,558
--------------------------------------------------------------------------------
A Class                    $742          $1,091         $1,463         $2,503
--------------------------------------------------------------------------------
B Class                    $251          $771           $1,317         $2,623
--------------------------------------------------------------------------------
C Class                    $251          $771           $1,317         $2,803
--------------------------------------------------------------------------------
R Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers'
principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.
The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent a fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

When determining whether a company is smaller-sized, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. If the companies in which the fund invests are successful, these companies may grow into larger-sized companies. In addition, if the portfolio managers determine that the availability of smaller-sized companies in which to invest is not adequate to meet the fund's investment needs, the portfolio managers may invest in medium- and large-sized companies.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's characteristics no longer meet the fund's investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because the fund generally invests in smaller companies, it may be more volatile, and subject to greater short-term risk, than funds that invest primarily in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies.
In addition, smaller companies may have less publicly available information.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund's turnover may be unusually high. This could result in relatively high comission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on the fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund's performance as its assets grow.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR       INVESTOR  INSTITUTIONAL  A      B      C      R
ENDED OCTOBER 31, 2006    CLASS     CLASS          CLASS  CLASS  CLASS  CLASS
--------------------------------------------------------------------------------
New Opportunities II      1.50%     N/A(1)         1.50%  1.50%  1.50%  N/A(2)
--------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS HAD NOT COMMENCED OPERATIONS AS OF OCTOBER 31,
     2006. THE INSTITUTIONAL CLASS WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE
     OF 1.30% OF ITS PRO RATA SHARE OF THE FIRST $250 MILLION OF THE STRATEGY
     ASSETS, 1.05% OF ITS PRO RATA SHARE OF THE NEXT $250 MILLION OF THE
     STRATEGY ASSETS, 0.95% OF ITS PRO RATA SHARE OF THE NEXT $250 MILLION OF
     THE STRATEGY ASSETS, AND 0.90% OF ITS PRO RATA SHARE OVER $750 MILLION OF
     THE STRATEGY ASSETS.

(2)  THE R CLASS HAD NOT COMMENCED OPERATIONS AS OF OCTOBER 31, 2006. THE R
     CLASS WILL PAY THE ADVISOR A UNIFIED MANAGEMENT FEE OF 1.50% OF ITS PRO
     RATA SHARE OF THE FIRST $250 MILLION OF THE STRATEGY ASSETS, 1.25% OF ITS
     PRO RATA SHARE OF THE NEXT $250 MILLION OF THE STRATEGY ASSETS, 1.15% OF
     ITS PRO RATA SHARE OF THE NEXT $250 MILLION OF THE STRATEGY ASSETS AND
     1.10% OF ITS PRO RATA SHARE OVER $750 MILLION OF THE STRATEGY ASSETS.

------
9

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated October 31, 2006.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STAFFORD SOUTHWICK

Mr. Southwick, Portfolio Manager, has been a member of the team that manages the fund since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor's degree in accounting from Southern Utah University and an MBA from the University of Texas at Austin. He is a CFA charterholder.

MATTHEW FERRETTI

Mr. Ferretti, Portfolio Manager, rejoined the team that manages the fund in July
2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select Fund. He became a portfolio manager for the fund in July 2006. Prior to joining American
Century, Mr. Ferretti was a portfolio manager at Teacher Retirement System of
Texas. He has a bachelor of science from the University of Notre Dame, a JD from
Villanova University and an MBA from the University of Texas. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUND PERFORMANCE

New Opportunities and New Opportunities II have the same management team and investment policies as one another. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities,
New Opportunities and New Opportunities II are separate mutual funds that will have different investment performance. Differences in cash flows into and out of the two funds, the level of assets under management in each portfolio and the specific investments held by each of the two funds will cause performance to differ.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
10

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [graphic of triangle]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND
     SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY
     BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY
     BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU
     MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
11

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
12

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [graphic of triangle]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred             Contingent deferred sales charge
sales charge(2)                              on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American Century
                                             funds are less than $50,000;
                                             generally offered through
                                             financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                      R CLASS
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge             No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to               Generally offered through
investors whose aggregate                    employer-sponsored retirement
investments in American Century              plans and other fee-based
funds are less than $1,000,000;              arrangements
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

------
13

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                             SALES CHARGE     AMOUNT PAID TO
                           SALES CHARGE      AS A % OF        FINANCIAL ADVISOR
                           AS A % OF         NET AMOUNT       AS A % OF
PURCHASE AMOUNT            OFFERING PRICE    INVESTED         OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

------
14

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

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15

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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16

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner
(see the SHAREHOLDER FEES table under FEES AND EXPENSES).

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17

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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18

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                             No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

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19

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

Some shares are subject to a redemption fee (see the SHAREHOLDER FEES table under FEES AND EXPENSES). The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [graphic of triangle]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

------
20

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Some shares redeemed in this manner are subject to a redemption fee (see the SHAREHOLDER FEES table under FEES AND EXPENSES). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor
Class shares have a unified management fee that is 0.20% higher than the
Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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21

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See the
SHAREHOLDER FEES table under FEES AND EXPENSES for a complete description of the redemption fee applicable to the fund.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

------
22

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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24

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

     [graphic of triangle]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL
     ASSETS, SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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25

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [graphic of triangle]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND
     FROM THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
     PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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26

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
27

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
28

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
29

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old). Because the Institutional and R Classes of the fund were not in operation as of the most recently ended fiscal period, financial highlights are not available for those classes.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for the fiscal years ended October 31 that follow have been audited by Deloitte & Touche LLP. The Financial Highlights for the
six-month period ended April 30, 2007 have not been audited. The information for the six-month period ended April 30, 2007 has been derived from the fund's unaudited financial statements and includes all adjustments that American
Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature. The fund's Report of
Independent Registered Public Accounting Firm and the financial statements are included in the fund's annual report for the year ended October 31, 2006, which is available upon request.

------
30

NEW OPPORTUNITIES II FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                        2007(1)     2006     2005     2004     2003     2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period     $7.63       $6.75    $6.29    $5.75    $4.15    $4.52
                       ---------------------------------------------------------
Income From
Investment
Operations
   Net Investment
   Income (Loss)(2)     (0.02)      (0.06)   (0.06)   (0.07)   (0.05)   (0.05)

   Net Realized
   and  Unrealized
   Gain (Loss)          1.07        1.16     0.69     0.61     1.65     (0.32)
                       ---------------------------------------------------------
   Total From
   Investment
   Operations           1.05        1.10     0.63     0.54     1.60     (0.37)
                       ---------------------------------------------------------
Distributions
   From Net
   Realized Gains       (0.68)      (0.22)   (0.17)   -        -        -
                       ---------------------------------------------------------
Net Asset Value,
End of Period           $8.00       $7.63    $6.75    $6.29    $5.75    $4.15
                       =========================================================
TOTAL RETURN(3)         14.84%      16.52%   10.14%   9.39%    38.55%   (8.19)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets              1.46%(4)    1.50%    1.50%    1.50%    1.50%    1.50%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets              (0.59)%(4)  (0.80)%  (0.93)%  (1.09)%  (1.11)%  (1.02)%

Portfolio
Turnover Rate           105%        299%     269%     255%     236%     182%

Net Assets,
End of Period
(in thousands)          $190,239    $51,336  $43,157  $38,917  $32,512  $25,479
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
     REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
     THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(4)  ANNUALIZED.

------
31

NEW OPPORTUNITIES II FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                             2007(1)     2006      2005     2004     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.59       $6.72     $6.26    $5.74    $4.15
                            ----------------------------------------------------
Income From
Investment Operations
   Net Investment
   Income (Loss)(3)          (0.03)      (0.08)    (0.08)   (0.08)   (0.05)

   Net Realized and
   Unrealized Gain (Loss)    1.06        1.16      0.70     0.60     1.64
                            ----------------------------------------------------
   Total From
   Investment Operations     1.03        1.08      0.62     0.52     1.59
                            ----------------------------------------------------
Distributions
   From Net Realized Gains   (0.66)      (0.21)    (0.16)   -        -
                            ----------------------------------------------------
Net Asset Value,
End of Period                $7.96       $7.59     $6.72    $6.26    $5.74
                            ====================================================
TOTAL RETURN(4)              14.61%      16.22%    9.91%    9.06%    38.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets        1.71%(5)    1.75%     1.75%    1.75%    1.75%(5)

Ratio of Net Investment
Income (Loss) to
Average Net Assets           (0.84)%(5)  (1.05)%   (1.18)%  (1.34)%  (1.47)%(5)

Portfolio Turnover Rate      105%        299%      269%     255%     236%(6)

Net Assets, End of Period
(in thousands)               $173,676    $73,383   $47,937  $20,337  $891
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
32

NEW OPPORTUNITIES II FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                           2007(1)      2006      2005      2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $7.49        $6.63     $6.18     $5.71     $4.15
                         -------------------------------------------------------
Income From
Investment Operations
   Net Investment
   Income (Loss)(3)        (0.06)       (0.14)    (0.13)    (0.13)    (0.08)

   Net Realized
   and Unrealized
   Gain (Loss)             1.06         1.15      0.69      0.60      1.64
                         -------------------------------------------------------
   Total From
   Investment Operations   1.00         1.01      0.56      0.47      1.56
                         -------------------------------------------------------
Distributions
   From Net
   Realized Gains          (0.60)       (0.15)    (0.11)    -         -
                         -------------------------------------------------------
Net Asset Value,
End of Period              $7.89        $7.49     $6.63     $6.18     $5.71
                         =======================================================
TOTAL RETURN(4)            14.16%       15.46%    9.03%     8.23%     37.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets         2.46%(5)     2.50%     2.50%     2.50%     2.50%(5)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets                 (1.59)%(5)   (1.80)%   (1.93)%   (2.09)%   (2.20)%(5)

Portfolio Turnover Rate    105%         299%      269%      255%      236%(6)

Net Assets,
End of Period
(in thousands)             $3,601       $3,383    $2,367    $1,163    $215
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
33

NEW OPPORTUNITIES II FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                             2007(1)    2006     2005     2004     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.52      $6.66    $6.20    $5.73    $4.15
                           -----------------------------------------------------
Income From
Investment Operations
   Net Investment
   Income (Loss)(3)          (0.06)     (0.14)   (0.13)   (0.13)   (0.07)

   Net Realized and
   Unrealized Gain (Loss)    1.06       1.15     0.70     0.60     1.65
                           -----------------------------------------------------
   Total From
   Investment Operations     1.00       1.01     0.57     0.47     1.58
                           -----------------------------------------------------
Distributions
   From Net
   Realized Gains            (0.60)     (0.15)   (0.11)   -        -
                           -----------------------------------------------------
Net Asset Value,
End of Period                $7.92      $7.52    $6.66    $6.20    $5.73
                           =====================================================
TOTAL RETURN(4)              14.25%     15.24%   9.16%    8.20%    38.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets           2.46%(5)   2.50%    2.50%    2.50%    2.22%(5)(6)

Ratio of Net Investment
Income (Loss) to
Average Net Assets           (1.59)%(5) (1.80)%  (1.93)%  (2.09)%  (1.97)%(5)(6)

Portfolio Turnover Rate      105%       299%     269%     255%     236%(7)

Net Assets, End of Period
(in thousands)               $11,772    $4,424   $3,414   $1,294   $34
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  JANUARY 31, 2003 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31, 2003.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
     TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
     RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
     DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
     TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
     PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
     EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
     PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
     GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

(5)  ANNUALIZED.

(6)  DURING A PORTION OF THE PERIOD ENDED OCTOBER 31, 2003, THE DISTRIBUTOR
     AGREED TO VOLUNTARILY WAIVE ITS DISTRIBUTION AND SERVICE FEES. HAD FEES NOT
     BEEN WAIVED, THE ANNUALIZED RATIO OF OPERATING EXPENSES TO AVERAGE NET
     ASSETS AND THE ANNUALIZED RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
     NET ASSETS WOULD HAVE BEEN 2.50% AND (2.25)%, RESPECTIVELY.

(7)  PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
     INDICATED WAS CALCULATED FOR THE YEAR ENDED OCTOBER 31, 2003.

------
34

NOTES

------
35

NOTES

------
36

NOTES

------
37

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                   FUND CODE       TICKER       NEWSPAPER LISTING
--------------------------------------------------------------------------------
New Opportunities II Fund
  Investor Class                   136             ANOIX        NewOppII
--------------------------------------------------------------------------------
  Institutional Class              336             ANONX        NewOppII
--------------------------------------------------------------------------------
  A Class                          106             ANOAX        NewOppII
--------------------------------------------------------------------------------
  B Class                          306             ANOBX        NewOppII
--------------------------------------------------------------------------------
  C Class                          436             ANOCX        NewOppII
--------------------------------------------------------------------------------
  R Class                          236             N/A          NewOppII
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0709
SH-PRS-55828

September 28, 2007

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Focused Growth Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

[blank page]

     [graphic of triangle]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT
     DEFINITIONS OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER
     HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. Focused Growth normally limits its investments to a core group of approximately 25-45 common stocks.

The fund's principal risks include

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  NONDIVERSIFICATION - The fund is classified as NONDIVERSIFIED. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a diversified fund.

     [graphic of triangle]

     A NONDIVERSIFIED FUND MAY INVEST A GREATER PERCENTAGE OF
     ITS ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be unusually high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

     [graphic of triangle]

     PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND
     BUYS AND SELLS PORTFOLIO SECURITIES.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

     [graphic of triangle]

     AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS
     NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
     CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. Account fees and sales charges, if applicable, are not reflected in the chart below. If they had been included, returns would be lower than those shown. The returns of the fund's other classes of shares will differ from those shown, depending on the expenses of those classes.

INVESTOR CLASS(1)

(1)  AS OF JUNE 30, 2007, THE END OF THE MOST RECENT CALENDAR QUARTER, THE
     FUND'S INVESTOR CLASS YEAR-TO-DATE RETURN
     WAS 6.19%.

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               HIGHEST                         LOWEST
--------------------------------------------------------------------------------
Focused Growth                 6.19% (2Q 2007)                 -3.05% (2Q 2006)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Because the
Institutional, A, B, C and R Classes are new, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

------
3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison. The blended index is considered the benchmark for Focused Growth. It combines two widely known indices, the S&P 500
Index and the Russell 1000 Growth Index, which are both weighted at 50%. The
Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates. The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

INVESTOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006      1 YEAR      LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Return Before Taxes                                7.17%       8.65%
Return After Taxes on Distributions                6.57%       8.22%
Return After Taxes on Distributions
and Sale of Fund Shares                            4.93%       7.21%
Blended Index                                      12.40%      10.33%
   (reflects no deduction for
   fees, expenses or taxes)
Russell 1000® Growth Index                         9.07%       9.21%
   (reflects no deduction for
   fees, expenses or taxes)
S&P 500® Index                                     15.79%      11.43%
   (reflects no deduction for
   fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS FEBRUARY 28, 2005.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us or visit
americancentury.com.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                    INVESTOR  INSTITUTIONAL  A        B         C         R
                    CLASS     CLASS          CLASS    CLASS     CLASS     CLASS
--------------------------------------------------------------------------------
Maximum Sales       None      None           5.75%    None      None      None
Charge (Load
Imposed on
Purchases
   (as a
   percentage
   of offering
   price)
--------------------------------------------------------------------------------
Maximum Deferred    None      None           None(1)  5.00%(2)  1.00%(3)  None
Sales
Charge (Load)
   (as a
   percentage
   of the original
   offering price
   for B Class
   shares and the
   lower of the
   original
   offering price
   or redemption
   proceeds for
   A and C
   Class shares)
--------------------------------------------------------------------------------
Maximum             $25(4)    None           None     None      None      None
Account
Maintenance
Fee
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                DISTRIBUTION                     TOTAL ANNUAL
                  MANAGEMENT    AND SERVICE        OTHER         FUND OPERATING
                  FEE(5)        (12B-1) FEES(6)    EXPENSES(7)   EXPENSES
--------------------------------------------------------------------------------
Investor Class    1.00%         0.00%              0.00%         1.00%
--------------------------------------------------------------------------------
Institutional     0.80%         0.00%              0.00%         0.80%
Class
--------------------------------------------------------------------------------
A Class           1.00%         0.25%              0.00%         1.25%
--------------------------------------------------------------------------------
B Class           1.00%         1.00%              0.00%         2.00%
--------------------------------------------------------------------------------
C Class           1.00%         1.00%              0.00%         2.00%
--------------------------------------------------------------------------------
R Class           1.00%         0.50%              0.00%         1.50%
--------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 16, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.
     THE FEE SHOWN IS BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR.
     THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED
     MANAGEMENT FEE RATE GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND
     INCREASES AS STRATEGY ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE
     UNIFIED MANAGEMENT FEE, INCLUDING AN EXPLANATION OF STRATEGY ASSETS,
     SEE The Investment Advisor UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, see Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 28.

(7)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $102          $318           $551           $1,219
--------------------------------------------------------------------------------
Institutional Class        $82           $255           $443           $987
--------------------------------------------------------------------------------
A Class                    $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
B Class                    $602          $923           $1,169         $2,115
--------------------------------------------------------------------------------
C Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------
R Class                    $152          $472           $814           $1,778
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges:

                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Investor Class             $102          $318           $551           $1,219
--------------------------------------------------------------------------------
Institutional Class        $82           $255           $443           $987
--------------------------------------------------------------------------------
A Class                    $695          $947           $1,219         $1,991
--------------------------------------------------------------------------------
B Class                    $202          $623           $1,069         $2,115
--------------------------------------------------------------------------------
C Class                    $202          $623           $1,069         $2,305
--------------------------------------------------------------------------------
R Class                    $152          $472           $814           $1,778
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time, using an investment strategy developed by
American Century. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings and revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The fund is nondiversified and normally limits its investments to a core group of approximately 25-45 common stocks.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. Investments in foreign securities present some unique risks that are more fully described in the fund's statement of additional information.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the portfolio managers believe it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The fund generally limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.
The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities or short-term debt securities. To the extent the fund assumes a defensive position it will not be pursuing its objective of long-term capital growth.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

------
7

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The fund is classified as nondiversified. This means that the portfolio managers may invest a greater portion of the fund's assets in a smaller number of securities than a diversified fund. Accordingly, a price change in any one of these securities may have a greater impact on Focused Growth's share price than would be the case if the fund were diversified.

As a nondiversified fund, the fund's turnover rate also may be higher than that of other funds. This heavy turnover could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

The portfolio managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.
While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
8

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
(strategy assets). Strategy assets include the assets of the fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

------
9

MANAGEMENT FEES PAID
BY THE FUND TO THE
ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS
FOR THE FISCAL YEAR       INVESTOR  INSTITUTIONAL
ENDED OCTOBER 31, 2006    CLASS     CLASS(1)       A CLASS(2)  B CLASS(2)  C CLASS(2)  R CLASS(2)
-------------------------------------------------------------------------------------------------
Focused Growth            1.00%     N/A            N/A         N/A         N/A         N/A
-------------------------------------------------------------------------------------------------

(1)  THE INSTITUTIONAL CLASS OF THIS FUND HAD NOT COMMENCED OPERATIONS AS
     OF OCTOBER 31, 2006. THE INSTITUTIONAL CLASS WILL PAY THE ADVISOR A UNIFIED
     MANAGEMENT FEE OF 0.80% OF THE FIRST $2.5 BILLION OF STRATEGY ASSETS,
     0.795% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.780% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.770% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.760% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.750% OF THE
     NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.740% OF THE NEXT $2.5 BILLION OF
     STRATEGY ASSETS, 0.730% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.720%
     OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.710% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.700% OF THE NEXT $5 BILLION OF STRATEGY
     ASSETS, AND 0.600% OF STRATEGY ASSETS OVER $30 BILLION.

(2)  THE A, B, C AND R CLASSES OF THIS FUND HAD NOT COMMENCED OPERATIONS AS
     OF OCTOBER 31, 2006. THE A, B, C AND R CLASSES WILL PAY THE ADVISOR A
     UNIFIED MANAGEMENT FEE OF 1.00% OF THE FIRST $2.5 BILLION OF STRATEGY
     ASSETS, 0.995% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.980% OF THE
     NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.970% OF THE NEXT $2.5 BILLION OF
     STRATEGY ASSETS, 0.960% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.950%
     OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.940% OF THE NEXT $2.5
     BILLION OF STRATEGY ASSETS, 0.930% OF THE NEXT $2.5 BILLION OF STRATEGY
     ASSETS, 0.920% OF THE NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.910% OF THE
     NEXT $2.5 BILLION OF STRATEGY ASSETS, 0.900% OF THE NEXT $5 BILLION OF
     STRATEGY ASSETS, AND 0.800% OF STRATEGY ASSETS OVER $30 BILLION.

A discussion regarding the basis for the Board of Directors' approval of the fund's investment advisory contract with the advisor is available in the fund's report to shareholders dated October 31, 2006.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

GREGORY J. WOODHAMS

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since the fund's inception in February 2005. He joined American Century in September 1997. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of
Wisconsin. He is a CFA charterholder.

JOE REILAND

Joe Reiland, Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American Century in September 2000 as an investment analyst and became a senior investment analyst in February 2004 and a portfolio manager in February 2005. He has a bachelor's degree in business administration from Washington University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
10

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete an Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [graphic of triangle]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE,
     BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century's bank information: Commerce Bank N.A., Routing No.
   101000019, Account No. 2804918

*  Your American Century account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
11

WAYS TO MANAGE YOUR ACCOUNT

ONLINE

americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX

P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
12

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [graphic of triangle]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following chart provides a summary description of these classes.

A CLASS                                       B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                       No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                       Contingent deferred sales charge
deferred sales charge(2)                      on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                            12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                         Convert to A Class shares
                                              eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                    Purchases generally limited to
for long-term investors                       investors whose aggregate
                                              investments in American Century
                                              funds are less than $50,000;
                                              generally offered through
                                              financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                       R CLASS
--------------------------------------------------------------------------------
No initial sales charge                       No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge              No contingent deferred
on redemptions within 12 months               sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                            12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                         No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to                Generally offered through
investors whose aggregate                     employer-sponsored retirement
investments in American Century               plans and other fee-based
are less than $1,000,000;                     arrangements
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

------
13

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS AND INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                                             AMOUNT PAID TO
                         SALES CHARGE       SALES CHARGE     FINANCIAL ADVISOR
                         AS A %             AS A % OF NET    AS A % OF
PURCHASE AMOUNT          OF OFFERING PRICE  AMOUNT INVESTED  OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000        5.75%              6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999        4.75%              4.99%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999      3.75%              3.90%            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999      2.50%              2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999      2.00%              2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999  0.00%              0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999  0.00%              0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more      0.00%              0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO
     FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

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14

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

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15

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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16

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   * 12% of the lesser of the original purchase cost or current market value for A Class shares

   * 12% of the original purchase cost for B Class shares

   * 12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

------
17

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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18

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                            No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                           $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                  No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

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19

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     [graphic of triangle]

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

------
20

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is
0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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21

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders

------
22

within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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23

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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24

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

     [graphic of triangle]

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL
     ASSETS, SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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25

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

     [graphic of triangle]

     QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE
     FUND FROM THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION,
     PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
26

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
27

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
28

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
29

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old). Because the Institutional, A, B, C and R Classes are new, they are not included.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights for each of the fiscal years ended October 31 that follow have been audited by Deloitte & Touche LLP. The Financial Highlights for
the six-month period ended April 30, 2007 have not been audited. The information for the six-month period ended April 30, 2007 has been derived from the fund's unaudited financial statements and includes adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature. The fund's Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report for the year ended October 31, 2006, which is available upon request.

------
30

FOCUSED GROWTH FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)

                                                2007(1)     2006        2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $11.42      $10.53      $10.00
                                              ----------------------------------
Income From Investment Operations
     Net Investment Income (Loss)(3)            0.03        0.01        -(4)

     Net Realized and Unrealized Gain (Loss)    0.67        0.95        0.53
                                              ----------------------------------
     Total From Investment Operations           0.70        0.96        0.53
                                              ----------------------------------
Distributions
     From Net Investment Income                 (0.04)      -(4)        -

     From Net Realized Gains                    (0.23)      (0.07)      -
                                              ----------------------------------
     Total Distributions                        (0.27)      (0.07)      -
                                              ----------------------------------
Net Asset Value, End of Period                  $11.85      $11.42      $10.53
                                              ==================================
TOTAL RETURN(5)                                 6.19%       9.13%       5.30%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                           1.00%(6)    1.00%       1.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.53%(6)    0.07%       0.00%(6)

Portfolio Turnover Rate                         136%        313%        95%

Net Assets, End of Period (in thousands)        $13,486     $15,837     $12,175
--------------------------------------------------------------------------------

(1)  SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED).

(2)  FEBRUARY 28, 2005 (FUND INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(4)  PER-SHARE AMOUNT WAS LESS THAN $0.005.

(5)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
     ARE NOT ANNUALIZED.

(6)  ANNUALIZED.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE      TICKER SYMBOL      NEWSPAPER LISTING
--------------------------------------------------------------------------------
Focused Growth
  Investor Class             097            AFSIX              FocGrowth
--------------------------------------------------------------------------------
  Institutional Class        427            N/A                FocGrowth
--------------------------------------------------------------------------------
  A Class                    127            N/A                FocGrowth
--------------------------------------------------------------------------------
  B Class                    597            N/A                FocGrowth
--------------------------------------------------------------------------------
  C Class                    797            N/A                FocGrowth
--------------------------------------------------------------------------------
  R Class                    897            N/A                FocGrowth
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0709
SH-PRS-55826

September 28, 2007

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Mutual Funds, Inc.
Balanced Fund
Capital Growth Fund
Capital Value Fund
Focused Growth Fund
Fundamental Equity Fund
Giftrust® Fund
Growth Fund
Heritage Fund
American Century-Mason Street Mid Cap Growth Fund
New Opportunities Fund
New Opportunities II Fund
NT Growth Fund
NT Vista(SM) Fund
Select Fund
American Century-Mason Street Small Cap Growth Fund
Ultra® Fund
Veedot® Fund
Vista(SM) Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MARCH 1, 2007 AND SEPTEMBER 28, 2007, BUT IS NOT A
PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF
A PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH
ARE DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS'
ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

The Funds' History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Fund Investment Guidelines . . . . . . . . . . . . . . . . . . . . . . . . . . 4
        Capital Growth, Focused Growth, Fundamental Equity,
        Giftrust, Growth, Heritage, Mid Cap Growth,
        New Opportunities, New Opportunities II, NT Growth,

        Capital Growth, Capital Value, Focused Growth,
        Fundamental Equity, Giftrust, Growth, Heritage,
        Mid Cap Growth, New Opportunities
        New Opportunities II, NT Growth, NT Vista,
        Select, Small Cap Growth, Ultra, Veedot,

------
1

THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On July 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century Mutual Funds, Inc. as the corporation.

For accounting and performance purposes, the Mid Cap Growth Fund is the post-reorganization successor to the Mason Street Aggressive Growth Fund, and the Small Cap Growth Fund is the post-reorganization successor to the Mason
Street Small Cap Growth Fund. All references to fees and expenses paid by the
Mid Cap Growth Fund and the Small Cap Growth Fund prior to April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason
Street Aggressive Growth and Mason Street Small Cap Growth Funds.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                TICKER SYMBOL               INCEPTION DATE
-------------------------------------------------------------------------------
Balanced
  Investor Class                      TWBIX                       10/20/1988
-------------------------------------------------------------------------------
  Institutional Class                 ABINX                       05/01/2000
-------------------------------------------------------------------------------
  Advisor Class                       TWBAX                       01/06/1997
-------------------------------------------------------------------------------
Capital Growth
  Investor Class                      ACLIX                       07/29/2005
-------------------------------------------------------------------------------
  Institutional Class                 APLIX                       07/29/2005
-------------------------------------------------------------------------------
  A Class                             ACCGX                       02/27/2004
-------------------------------------------------------------------------------
  B Class                             ACGBX                       02/27/2004
-------------------------------------------------------------------------------
  C Class                             ACPGX                       02/27/2004
-------------------------------------------------------------------------------
  R Class                             APWRX                       07/29/2005
-------------------------------------------------------------------------------
Capital Value
  Investor Class                      ACTIX                       03/31/1999
-------------------------------------------------------------------------------
  Institutional Class                 ACPIX                       03/01/2002
-------------------------------------------------------------------------------
  Advisor Class                       ACCVX                       05/14/2003
-------------------------------------------------------------------------------
Focused Growth
  Investor Class                      AFSIX                       02/28/2005
-------------------------------------------------------------------------------
  Institutional Class                 AFGNX                       09/28/2007
-------------------------------------------------------------------------------
  A Class                             AFGAX                       09/28/2007
-------------------------------------------------------------------------------
  B Class                             AFGBX                       09/28/2007
-------------------------------------------------------------------------------
  C Class                             AFGCX                       09/28/2007
-------------------------------------------------------------------------------
  R Class                             AFGRX                       09/28/2007
-------------------------------------------------------------------------------
Fundamental Equity
  Investor Class                      AFDIX                       07/29/2005
-------------------------------------------------------------------------------
  Institutional Class                 AFEIX                       07/29/2005
-------------------------------------------------------------------------------
  A Class                             AFDAX                       11/30/2004
-------------------------------------------------------------------------------
  B Class                             AFDBX                       11/30/2004
-------------------------------------------------------------------------------
  C Class                             AFDCX                       11/30/2004
-------------------------------------------------------------------------------
  R Class                             AFDRX                       07/29/2005
-------------------------------------------------------------------------------
Giftrust
  Investor Class                      TWGTX                       11/25/1983
-------------------------------------------------------------------------------

------
2

FUND                                 TICKER SYMBOL               INCEPTION DATE
-------------------------------------------------------------------------------
Growth
  Investor Class                       TWCGX                       10/31/1958
-------------------------------------------------------------------------------
  Institutional Class                  TWGIX                       06/16/1997
-------------------------------------------------------------------------------
  C Class                              TWGCX                       11/28/2001
-------------------------------------------------------------------------------
  R Class                              AGWRX                       08/29/2003
-------------------------------------------------------------------------------
  Advisor Class                        TCRAX                       06/04/1997
-------------------------------------------------------------------------------
Heritage
  Investor Class                       TWHIX                       11/10/1987
-------------------------------------------------------------------------------
  Institutional Class                  ATHIX                       06/16/1997
-------------------------------------------------------------------------------
  A Class                              ATHAX                       07/11/1997
-------------------------------------------------------------------------------
  B Class                              ATHBX                       09/28/2007
-------------------------------------------------------------------------------
  C Class                              AHGCX                       06/26/2001
-------------------------------------------------------------------------------
  R Class                              ATHWX                       09/28/2007
-------------------------------------------------------------------------------
Mid Cap Growth
  Investor Class                       ACOVX                       04/03/2006
-------------------------------------------------------------------------------
  Institutional Class                  ACMIX                       04/03/2006
-------------------------------------------------------------------------------
  A Class                              MAGAX                       03/31/1997
-------------------------------------------------------------------------------
  B Class                              MAGHX                       03/31/1997
-------------------------------------------------------------------------------
  C Class                              ACMLX                       04/03/2006
-------------------------------------------------------------------------------
  R Class                              ACMRX                       04/03/2006
-------------------------------------------------------------------------------
New Opportunities
  Investor Class                       TWNOX                       12/26/1996
-------------------------------------------------------------------------------
New Opportunities II
  Investor Class                       ANOIX                       06/01/2001
-------------------------------------------------------------------------------
  Institutional Class                  ANONX                       05/18/2007
-------------------------------------------------------------------------------
  A Class                              ANOAX                       01/31/2003
-------------------------------------------------------------------------------
  B Class                              ANOBX                       01/31/2003
-------------------------------------------------------------------------------
  C Class                              ANOCX                       01/31/2003
-------------------------------------------------------------------------------
  R Class                              ANORX                       09/28/2007
-------------------------------------------------------------------------------
NT Growth
  Institutional Class                  ACLTX                       05/12/2006
-------------------------------------------------------------------------------
NT Vista
  Institutional Class                  ACLWX                       05/12/2006
-------------------------------------------------------------------------------
Select
  Investor Class                       TWCIX                       10/31/1958
-------------------------------------------------------------------------------
  Institutional Class                  TWSIX                       03/13/1997
-------------------------------------------------------------------------------
  A Class                              TWCAX                       08/08/1997
-------------------------------------------------------------------------------
  B Class                              ABSLX                       01/31/2003
-------------------------------------------------------------------------------
  C Class                              ACSLX                       01/31/2003
-------------------------------------------------------------------------------
  R Class                              ASERX                       07/29/2005
-------------------------------------------------------------------------------
Small Cap Growth
  Investor Class                       ACWVX                       04/03/2006
-------------------------------------------------------------------------------
  Institutional Class                  ACWIX                       04/03/2006
-------------------------------------------------------------------------------
  A Class                              MSASX                       07/12/1999
-------------------------------------------------------------------------------
  B Class                              MSBSX                       07/12/1999
-------------------------------------------------------------------------------
  C Class                              ACWCX                       04/03/2006
-------------------------------------------------------------------------------
  R Class                              ACWRX                       04/03/2006
-------------------------------------------------------------------------------
Ultra
  Investor Class                       TWCUX                       11/02/1981
-------------------------------------------------------------------------------
  Institutional Class                  TWUIX                       11/14/1996
-------------------------------------------------------------------------------
  A Class                              TWUAX                       10/02/1996
-------------------------------------------------------------------------------
  B Class                              AULBX                       09/28/2007
-------------------------------------------------------------------------------
  C Class                              TWCCX                       10/29/2001
-------------------------------------------------------------------------------
  R Class                              AULRX                       08/29/2003
-------------------------------------------------------------------------------

------
3

FUND                                 TICKER SYMBOL               INCEPTION DATE
-------------------------------------------------------------------------------
Veedot
  Investor Class                       AMVIX                       11/30/1999
-------------------------------------------------------------------------------
  Institutional Class                  AVDIX                       08/01/2000
-------------------------------------------------------------------------------
Vista
  Investor Class                       TWCVX                       11/25/1983
-------------------------------------------------------------------------------
  Institutional Class                  TWVIX                       11/14/1996
-------------------------------------------------------------------------------
  C Class                              TWVCX                       07/18/2001
-------------------------------------------------------------------------------
  R Class                              AVTRX                       07/29/2005
-------------------------------------------------------------------------------
  Advisor Class                        TWVAX                       10/02/1996
-------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, other than Focused Growth and Veedot, is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

Focused Growth and Veedot are nondiversified. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Veedot's portfolio managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

CAPITAL GROWTH, FOCUSED GROWTH, FUNDAMENTAL EQUITY, GIFTRUST, GROWTH, HERITAGE,
MID CAP GROWTH, NEW OPPORTUNITIES, NEW OPPORTUNITIES II, NT GROWTH, NT VISTA,
SELECT, SMALL CAP GROWTH, ULTRA, VEEDOT AND VISTA

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams

------
4

may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in the FUND INVESTMENTS AND
RISKS section, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest their assets in money market and other short-term securities. See
TEMPORARY DEFENSIVE MEASURES, page 29. With regard to Veedot, the portfolio managers intend to keep the fund fully invested so long as the methodology identifies sufficient accelerating securities whose share price patterns suggest their stock prices are likely to increase in value. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. The managers may not leverage a fund's portfolio. See DERIVATIVE SECURITIES, page 9, FUTURES AND OPTIONS, page 12 and
SHORT-TERM SECURITIES, page 23.

BALANCED

In general, within the restrictions outlined here and in the fund's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
FUND INVESTMENT GUIDELINES. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, or when rates are expected to rise, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling, or expected to fall, and bond prices rising, or expected to rise, a longer-weighted average portfolio maturity may be adopted.
The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 95.

CAPITAL VALUE

The portfolio managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The portfolio managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.

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FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

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Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible

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7

securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Debt Securities

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities generally will be limited to investment-grade obligations.
Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

Balanced may invest up to 20% of the fixed-income portion of the fund in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category.

Mid Cap Growth and Small Cap Growth will not invest more than 10% of their assets in high-yield, high-risk bonds.

A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. Issuers of these securities often have short financial histories or questionable credit.
High-yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

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In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

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9

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Securities

Mid Cap Growth Fund and Small Cap Growth Fund may invest up to 20% of their assets in equity securities of foreign issuers. The other funds may invest an unlimited portion of their assets in the securities of issuers located in foreign countries, including foreign governments, when these securities meet its standards of selection. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

The funds consider developed countries to include Australia, Austria, Belgium,
Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

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10

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

EMERGING MARKETS RISK - Each fund may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider
"emerging market countries" to include all countries that are not considered by the advisor to be developed countries, which are listed in page 10.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 9.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so;

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

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In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

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Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500® Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity
Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S.
government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

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13

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts. Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

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Inverse Floaters

The funds may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Investment in Issuers with Limited Operating Histories

The funds may invest the following portions of their assets in the equity securities of issuers with limited operating histories: Balanced, Capital
Growth, Focused Growth, Fundamental Equity, Growth, NT Growth, Select and Ultra
up to 5%; Giftrust, Heritage, Mid Cap Growth, New Opportunities, New
Opportunities II, NT Vista, Small Cap Growth, Veedot and Vista up to 10%.
Capital Value may invest an unlimited portion of its equity securities in issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

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Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Mortgage-Backed Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans
Affairs under the Servicemen's

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Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the
U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the
U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

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Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

Collateralized Mortgage Obligations (CMOs)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

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Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors.
The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Mortgage Dollar Rolls

The Balanced Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the
"roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short-term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

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A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

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Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The portfolio managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

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Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

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Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR.

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23

The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

TRACERS(sm)/TRAINS(sm)

Balanced may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities.
Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products is the same as owning the individual securities, but they enable the fund to be more diversified by owning a single security.

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24

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S.
government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

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25

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon and Step-Coupon Securities

The funds may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

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26

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

For purposes of a fund's investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT                POLICY
--------------------------------------------------------------------------------
Senior                 A fund may not issue senior securities, except as
Securities             permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing              A fund may not borrow money, except that a fund
                       may borrow for temporary or emergency purposes
                       (not for leveraging or investment) in an amount not
                       exceeding 33-1/3% of the fund's total assets (including
                       the amount borrowed) less liabilities (other than
                       borrowings).
--------------------------------------------------------------------------------
Lending                A fund may not lend any security or make any other
                       loan if, as a result, more than 33-1/3% of the fund's
                       total assets would be lent to other parties, except (i)
                       through the purchase of debt securities in accordance
                       with its investment objective, policies and limitations
                       or (ii) by engaging in repurchase agreements with
                       respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate            A fund may not purchase or sell real estate unless
                       acquired as a result of ownership of securities or
                       other instruments. This policy shall not prevent a
                       fund from investing in securities or other instruments
                       backed by real estate or securities of companies that
                       deal in real estate or are engaged in the real estate
                       business.
--------------------------------------------------------------------------------
Concentration          A fund (except Focused Growth and Veedot) may not
                       concentrate its investments in securities of issuers
                       in a particular industry (other than securities issued
                       or guaranteed by the U.S. government or any of its
                       agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting           A fund may not act as an underwriter of securities
                       issued by others, except to the extent that the fund
                       may be considered an underwriter within the meaning
                       of the Securities Act of 1933 in the disposition of
                       restricted securities.
--------------------------------------------------------------------------------
Commodities            A fund may not purchase or sell physical commodities
                       unless acquired as a result of ownership of securities
                       or other instruments, provided that this limitation
                       shall not prohibit the fund from purchasing or selling
                       options and futures contracts or from investing in
                       securities or other instruments backed by physical
                       commodities.
--------------------------------------------------------------------------------
Control                A fund may not invest for purposes of exercising
                       control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow

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27

money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds'
investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional investment
                    securities at any time during which outstanding
                    borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund may not purchase any security or enter into a
                    repurchase agreement if, as a result, more than 15%
                    of its net assets would be invested in illiquid securities.
                    Illiquid securities include repurchase agreements not
                    entitling the holder to payment of principal and interest
                    within seven days, and securities that are illiquid by
                    virtue of legal or contractual restrictions on resale or
                    the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         A fund may not sell securities short, unless it owns or
                    has the right to obtain securities equivalent in kind and
                    amount to the securities sold short, and provided that
                    transactions in futures contracts and options are not
                    deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not purchase securities on margin, except
                    to obtain such short-term credits as are necessary
                    for the clearance of transactions, and provided that
                    margin payments in connection with futures contracts
                    and options on futures contracts shall not constitute
                    purchasing securities on margin.
--------------------------------------------------------------------------------
Futures             A fund may enter into futures contracts and write and
and Options         buy put and call options relating to futures contracts.
                    A fund may not, however, enter into leveraged futures
                    transactions if it would be possible for the fund to lose
                    more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with        A fund may invest in the equity securities of issuers
Limited             with limited operating histories. See INVESTMENT IN ISSUERS
Operating           WITH LIMITED OPERATING HISTORIES under FUND INVESTMENTS AND
Histories           RISKS. An issuer is considered to have a limited operating history if that issuer has a record of less than three
                    years of continuous operation. Periods of capital
                    formation, incubation, consolidations, and research
                    and development may be considered in determining
                    whether a particular issuer has a record of three years
                    of continuous operation.
--------------------------------------------------------------------------------

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28

For purposes of the funds' investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, each fund (except Balanced) may invest in securities that may not fit its investment objective or its stated market.
During a temporary defensive period, a fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  commercial paper;

*  interest-bearing bank accounts or certificates of deposit;

*  short-term notes, bonds, or other debt instruments;

*  repurchase agreements; and

*  money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's prospectus.

Capital Value Fund

The portfolio managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the portfolio managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

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29

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in,
American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century family of funds advised by ACIM, or American Century Global Investment Management, Inc. (ACGIM),
a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis. The officers serve in similar capacities for the other 14 registered investment companies advised by ACIM.

Interested Directors
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director (since 1958) and Vice Chairman (since
2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Co-Chairman, Director and
Controlling Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February
2007); Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM,
ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

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30

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Member, ASSOCIATED
INVESTMENTS, LLC (real estate investment company); Managing Member, BROWN
CASCADE PROPERTIES, LLC (real estate investment company); Retired, Area Vice
President, APPLIED INDUSTRIAL TECHNOLOGIES

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1997)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Advisor to the President,
MIDWEST RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, PLAZA BELMONT LLC; Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to September 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman and Chief Executive
Officer, WESTERN INVESTMENTS, INC.; Retired Chairman of the Board, BUTLER
MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1994)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.; Director, CHARMING SHOPPES, INC.
--------------------------------------------------------------------------------

------
31

TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director (since 2001)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, TDB ACQUISITION
GROUP LLC (September 2006 to present); President and Chief Executive Officer,
AMERICAN ITALIAN PASTA COMPANY (2001 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (November 2005
to present); General Counsel, ACC (March 2007 to present). Also serves as:
General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior
Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 1998)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back-office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2006, DST received $22,142,003 in fees from ACS. DST's total revenue for the calendar year ended December 31, 2006, was approximately $2.24 billion.

Ms. Strandjord is a director of DST and a holder of 35,383 shares and possesses options to acquire an additional 55,875 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role

------
32

in  providing  cost-effective   back-office  support  for  mutual  fund  service
providers such as ACS. DST is the largest mutual fund transfer agent,  servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system.  Ms.  Strandjord's  role as a director of DST was not considered by ACS;
she was not involved in any way with the  negotiations  between ACS and DST; and
her  status as a  director  of  either  DST or the funds was not a factor in the negotiations.  The  Board of  Directors  of the  funds  has  concluded  that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company
Act, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Executive

MEMBERS: Donald H. Pratt, M. Jeannine Strandjord, Jonathan S. Thomas

FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------

------
33

--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications

MEMBERS: M. Jeannine Strandjord, Andrea C. Hall, Ph.D., James A. Olson

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Audit

MEMBERS: Thomas A. Brown, Donald H. Pratt, Gale E. Sayers, Timothy S. Webster

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Andrea C. Hall, Ph.D., Gale E. Sayers

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., James A.
Olson, Donald H. Pratt, Gale E. Sayers, M. Jeannine Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

------
34

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2006
                                                           TOTAL COMPENSATION
                                                           FROM THE AMERICAN
                               TOTAL COMPENSATION          CENTURY FAMILY
NAME OF DIRECTOR               FROM THE FUNDS (1)          OF FUNDS (2)
--------------------------------------------------------------------------------
Thomas A. Brown                $49,006                     $97,666
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.          $53,283                     $106,167
--------------------------------------------------------------------------------
James A. Olson(3)              $21,404                     $43,667
--------------------------------------------------------------------------------
Donald H. Pratt                $68,875                     $137,167
--------------------------------------------------------------------------------
Gale E. Sayers                 $48,762                     $97,167
--------------------------------------------------------------------------------
M. Jeannine Strandjord         $49,283                     $98,167
--------------------------------------------------------------------------------
Timothy S. Webster             $53,542                     $106,667
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     OCTOBER 31, 2006, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE FISCAL YEAR.
     THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE
     IS AS FOLLOWS: MR. BROWN, $17,533; DR. HALL, $96,667; MR. OLSON, $43,667;
     MR. PRATT, $19,000; MR. SAYERS, $97,167;
     AND MR. WEBSTER, $27,433.

(3)  MR. OLSON JOINED THE FUNDS' ADVISORY BOARD ON JANUARY 1, 2006 AND WAS
     ELECTED DIRECTOR ON JULY 27, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

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35

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2006, as shown in the table below.

                                NAME OF DIRECTORS
--------------------------------------------------------------------------------
                            JAMES E.      JONATHAN S.   THOMAS A.   ANDREA C.
                            STOWERS, JR.  THOMAS        BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Balanced                 A             A             C           C
--------------------------------------------------------------------------------
   Capital Growth           A             A             A           A
--------------------------------------------------------------------------------
   Capital Value            A             A             B           A
--------------------------------------------------------------------------------
   Focused Growth           A             A             B           A
--------------------------------------------------------------------------------
   Fundamental Equity       A             A             A           A
--------------------------------------------------------------------------------
   Giftrust                 A             A             A           A
--------------------------------------------------------------------------------
   Growth                   A             A             C           A
--------------------------------------------------------------------------------
   Heritage                 A             A             B           A
--------------------------------------------------------------------------------
   Mid Cap Growth           A             A             A           A
--------------------------------------------------------------------------------
   New Opportunities        A             A             C           C
--------------------------------------------------------------------------------
   New Opportunities II     A             A             A           A
--------------------------------------------------------------------------------
   NT Growth                A             A             A           A
--------------------------------------------------------------------------------
   NT Vista                 A             A             A           A
--------------------------------------------------------------------------------
   Select                   A             A             C           A
--------------------------------------------------------------------------------
   Small Cap Growth         A             A             A           A
--------------------------------------------------------------------------------
   Ultra                    A             A             C           A
--------------------------------------------------------------------------------
   Veedot                   A             A             C           A
--------------------------------------------------------------------------------
   Vista                    D             A             C           E
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies        D             E             E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------
36

                                                   NAME OF DIRECTORS
-------------------------------------------------------------------------------------
                              JAMES A.   DONALD     GALE E.   M. JEANNINE  TIMOTHY S.
                              OLSON      H. PRATT   SAYERS    STRANDJORD   WEBSTER
-------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Balanced                   A          A          C         A            A
-------------------------------------------------------------------------------------
   Capital Growth             A          A          A         A            A
-------------------------------------------------------------------------------------
   Capital Value              A          A          A         A            C
-------------------------------------------------------------------------------------
   Focused Growth             A          A          A         A            A
-------------------------------------------------------------------------------------
   Fundamental Equity         A          A          A         A            A
-------------------------------------------------------------------------------------
   Giftrust                   A          A          A         B            A
-------------------------------------------------------------------------------------
   Growth                     A          A          A         A            A
-------------------------------------------------------------------------------------
   Heritage                   A          C          A         A            C
-------------------------------------------------------------------------------------
   Mid Cap Growth             A          A          A         A            A
-------------------------------------------------------------------------------------
   New Opportunities          A          C          A         A            C
-------------------------------------------------------------------------------------
   New Opportunities II       A          A          A         A            A
-------------------------------------------------------------------------------------
   NT Growth                  A          A          A         A            A
-------------------------------------------------------------------------------------
   NT Vista                   A          A          A         A            A
-------------------------------------------------------------------------------------
   Select                     A          A          E         A            A
-------------------------------------------------------------------------------------
   Small Cap Growth           A          A          A         A            A
-------------------------------------------------------------------------------------
   Ultra                      A          A          A         A            D
-------------------------------------------------------------------------------------
   Veedot                     A          C          A         A            E
-------------------------------------------------------------------------------------
   Vista                      C          A          A         A            D
-------------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies          D          E          E         E            E
-------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment
Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

------
37

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of
American Century "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

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38

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

------
39

Those parties who have entered into non-disclosure agreements as of August 14,
2007 are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Consulting Services Group, LLC

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

*  ING Life Insurance Company & Annuity Co.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

------
40

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Incorporated

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

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41

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September 4, 2007, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund. Because the following classes are new, they are not included: Focused Growth (Institutional,
A, B, C and R); Heritage (B and R); New Opportunities II (R) and Ultra (B).

------
42

                                               PERCENTAGE OF     PERCENTAGE OF
                                               OUTSTANDING       OUTSTANDING
FUND/                                          SHARES OWNED      SHARES OWNED
CLASS       SHAREHOLDER                        OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co., Inc.         6%                0%
            San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
            National Financial Services LLC    66%               0%
            New York, New York

            Trustees of American Century       34%               34%
            Mutual Funds Indep Directors
            Def Comp Plan
            Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
            Charles Schwab & Co., Inc.         14%               0%
            San Francisco, California

            MLPF&S, Inc.                       12%               0%
            Jacksonville, Florida

            Mitra & Co Exp                     9%                0%
            M&I Trust Company NA
            Milwaukee, Wisconsin

            Delaware Charter                   9%                0%
            Guarantee & Trust
            Des Moines, Iowa

            National Financial                 7%                0%
            Services LLC
            New York, New York
--------------------------------------------------------------------------------
Capital Growth
--------------------------------------------------------------------------------
  Investor Class
            National Financial                 65%               0%
            Services Corp
            New York, New York

            Alfred E. Bistrong &               14%               14%
            Rescha M. Bistrong
            Tr Bistrong Revocable Trust
            Manteca, California

            Jonathan S. Thomas                 10%               10%
            & Cynthia L. Thomas
            JTWROS
            Overland Park, Kansas

            Charles Schwab & Co., Inc.         7%                0%
            San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
            American Century Investment        100%              100%
            Management, Inc.
            Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
            Charles Schwab & Co., Inc.         14%               0%
            San Francisco, California

            American Enterprise                14%               0%
            Investment Svcs
            Minneapolis, Minnesota

            American Century Investment        13%               13%
            Management, Inc.
            Kansas City, Missouri

            MLPF&S Inc.                        9%                0%
            Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
43

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS      SHAREHOLDER                        OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Capital Growth
--------------------------------------------------------------------------------
  B Class
           American Century Investment        35%              35%
           Management, Inc.
           Kansas City, Missouri

           LPL Financial Services             9%               0%
           San Diego, California

           MLPF&S, Inc.                       8%               0%
           Jacksonville, Florida

           Bear Stearns Securities Corp.      5%               0%
           Brooklyn, New York
--------------------------------------------------------------------------------
  C Class
           American Century Investment        41%              41%
           Management, Inc.
           Kansas City, Missouri

           MLPF&S Inc                         26%              0%
           Jacksonville, Florida

           AG Edwards & Sons Inc.             18%              0%
           FBO RRF Investments LLC
           St. Louis, Missouri
--------------------------------------------------------------------------------
  R Class
           American Century Investment        100%             100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
Capital Value
--------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co., Inc.         30%              0%
           San Francisco, California

           Saxon & Co                         9%               0%
           Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
  Institutional Class
           Charles Schwab & Co., Inc.         49%              0%
           San Francisco, California

           Saxon & Co.                        49%              0%
           Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
  Advisor Class
           Nationwide Trust Company           68%              0%
           Columbus, Ohio

           Charles Schwab & Co., Inc.         21%              0%
           San Francisco, California

           National Financial Services Corp   6%               0%
           New York, New York
--------------------------------------------------------------------------------
Focused Growth
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
Fundamental Equity
--------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co., Inc.         53%              0%
           San Francisco, California

           National Financial Services Corp   26%              0%
           New York, New York

           MLPF&S                             8%               0%
           Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
44

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Fundamental Equity
--------------------------------------------------------------------------------
  Institutional Class
           Mori & Co.                        87%                 0%
           Kansas City, Missouri

           American Century Investment       13%                 13%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
           Charles Schwab & Co., Inc.        76%                 0%
           San Francisco, California
--------------------------------------------------------------------------------
  B Class
           MLPF&S Inc.                       16%                 0%
           Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
           MLPF&S Inc.                       46%                 0%
           Jacksonville, Florida
--------------------------------------------------------------------------------
  R Class
           MFS Heritage Trust Co             72%                 0%
           Atlanta, Georgia

           401(K) RPSA Newark Dental         10%                 10%
           Associates 401(K)
           Kevin F. Roberts
           Kennett Square, Pennsylvania

           401(K) RPSA Newark Dental         6%                  6%
           Associates 401(K)
           Jennifer L. Ely
           Newark, Delaware
--------------------------------------------------------------------------------
Giftrust
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
  Institutional Class
           State Street Bank TR              80%                 0%
           Lockheed Martin Co Defined
           Contributions
           Plans Master Trust
           Westwood, Massachusetts

           JP Morgan Chase Bank TTEE         6%                  0%
           Avon Personal Savings
           Account Plan Trust
           New York, New York
--------------------------------------------------------------------------------
  C Class
           Pershing LLC                      19%                 0%
           Jersey City, New Jersey

           American Enterprise               5%                  0%
           Investment Svcs
           Minneapolis, Minnesota
--------------------------------------------------------------------------------
  R Class
           ING Life Insurance                76%                 0%
           and Annuity Co
           Hartford, Connecticut

           MLPF&S Inc.                       22%                 0%
           Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
45

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
FUND/                                         SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
  Advisor Class
         Charles Schwab & Co., Inc.           6%                0%
         San Francisco, California

         Nationwide Trust Company FSB         5%                0%
         Columbus, Ohio
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
  Investor Class
         National Financial Services Corp.    11%               0%
         New York, New York

         Charles Schwab & Co., Inc.           11%               0%
         San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
         Chase Manhattan Bank Trustee         33%               0%
         The BOC Group Inc. Savings
         Investment Plan Trust
         New York, New York

         Charles Schwab & Co., Inc.           28%               0%
         San Francisco, California

         Trustees of American Century         15%               15%
         P/S & 401(k) Savings
         Plan & Trust
         Kansas City, Missouri

         National Financial Services Corp.    13%               0%
         New York, New York

         JP Morgan Chase Bank Trustee         5%                0%
         Fitch Inc. 401K Plan and Trust
         Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
         Charles Schwab & Co., Inc.           45%               0%
         San Francisco, California

         UMB Bank NA                          5%                0%
         Topeka, Kansas
--------------------------------------------------------------------------------
  C Class
         None
--------------------------------------------------------------------------------
Mid Cap Growth
--------------------------------------------------------------------------------
  Investor Class
         Pershing LLC                         15%               0%
         Jersey City, New Jersey

         Franklin Dean Thomas Tr              12%               12%
         Thomas Family Trust
         San Francisco, California

         Curtis J. Ludwick                    7%                7%
         & Sarah B. Ludwick
         JTWROS
         Mequon, Wisconsin

         Paulette A. Getschman                5%                5%
         Greenfield, Wisconsin
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
46

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Mid Cap Growth
--------------------------------------------------------------------------------
  Institutional Class
           Northwestern Mutual Life          58%                 0%
           Milwaukee, Wisconsin

           Maroon Inc.                       42%                 0%
           Milwaukee, Wisconsin
--------------------------------------------------------------------------------
  A Class
           John Hancock Life Ins Co USA      6%                  0%
           Boston, Massachusetts
--------------------------------------------------------------------------------
  B Class
           None
--------------------------------------------------------------------------------
  C Class
           Pershing LLC                      53%                 0%
           Jersey City, New Jersey

           Scottrade Inc.                    38%                 38%
           FBO Lawrence J. Collen
           St. Louis, Missouri
--------------------------------------------------------------------------------
  R Class
           401(K) RPSA Newark Dental         33%                 33%
           Associates 401(K)
           Camilla C. Riley
           Newark, Delaware

           401(K) RPSA Newark Dental         32%                 32%
           Associates 401(K)
           Esther A. Lane
           Wilmington, Delaware

           401(K) RPSA Newark Dental         14%                 14%
           Associates 401(K)
           Kevin F. Roberts
           Kennett Square, Pennsylvania

           401(K) RPSA Newark Dental         14%                 14%
           Associates 401(K)
           Janice Bates
           Hockessin, Delaware

           401(K) RPSA Newark Dental         7%                  7%
           Associates 401(K)
           Jennifer L. Ely
           Newark, Delaware
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
  Investor Class
           Trustees of American              8%                  8%
           Century P/S and 401K
           Savings Plan & Trust
           Kansas City, Missouri
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
  Investor Class
           Leroy C. Kopp                     19%                 19%
           Edina, Minnesota

           MLPF&S, Inc.                      15%                 0%
           Jacksonville, Florida

           Patterson & Co                    13%                 0%
           FBO Omnibus Cash
           Charlotte, North Carolina

           Kopp Holding Company              9%                  0%
           Edina, Minnesota
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
47

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS        SHAREHOLDER                     OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
  Institutional Class
             Patterson & Co -                79%                 0%
             Omnibus Cash
             Charlotte, North Carolina

             SEI Private Trust Co            16%                 0%
             Oaks, Pennsylvania
--------------------------------------------------------------------------------
  A Class
             Charles Schwab & Co., Inc.      40%                 0%
             San Francisco, California
--------------------------------------------------------------------------------
  B Class
             None
--------------------------------------------------------------------------------
  C Class
             MLPF&S Inc.                     17%                 0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
NT Growth
--------------------------------------------------------------------------------
  Institutional Class
             American Century Serv Port      36%                 36%
             LIVESTRONG(TM)
             2025 Portfolio
             NT Growth Omnibus
             Kansas City, Missouri

             American Century Serv Corp      23%                 23%
             LIVESTRONG(TM)
             2035 Portfolio
             NT Growth Omnibus
             Kansas City, Missouri

             American Century Serv Corp      19%                 19%
             LIVESTRONG(TM)
             2015 Portfolio
             NT Growth Omnibus
             Kansas City, Missouri

             American Century Serv Corp      16%                 16%
             LIVESTRONG(TM)
             2045 Portfolio
             NT Growth Omnibus
             Kansas City, Missouri

             American Century Serv Corp      5%                  5%
             LIVESTRONG(TM)
             Income Portfolio
             NT Growth Omnibus
             Kansas City, Missouri
--------------------------------------------------------------------------------
NT Vista
--------------------------------------------------------------------------------
  Institutional Class
             American Century Serv Port      33%                 33%
             LIVESTRONG(TM)
             2025 Portfolio
             NT Vista Omnibus
             Kansas City, Missouri

             American Century Serv Corp      25%                 25%
             LIVESTRONG(TM)
             2035 Portfolio
             NT Vista Omnibus
             Kansas City, Missouri

             American Century Serv Corp      20%                 20%
             LIVESTRONG(TM)
             2015 Portfolio
             NT Vista Omnibus
             Kansas City, Missouri

             American Century Serv Corp      18%                 18%
             LIVESTRONG(TM)
             2045 Portfolio
             NT Vista Omnibus
             Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
48

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
FUND/                                         SHARES OWNED      SHARES OWNED
CLASS       SHAREHOLDER                       OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
  Investor Class
            None
--------------------------------------------------------------------------------
  Institutional Class
            Northwestern Mutual Life          54%               0%
            Milwaukee, Wisconsin

            Maroon Inc.                       32%               0%
            Milwaukee, Wisconsin

            The Chase Manhattan Bank          6%                0%
            Trustee Washington Public
            Power Supply Systems
            401k Deferred Comp Plan
            New York, New York
--------------------------------------------------------------------------------
  A Class
            Charles Schwab & Co., Inc.        100%              0%
            San Francisco, California
--------------------------------------------------------------------------------
  B Class
            None
--------------------------------------------------------------------------------
  C Class
            MLPF&S Inc.                       19%               0%
            Jacksonville, Florida

            Citigroup Global Markets, Inc.    9%                0%
            New York, New York

            American Enterprise               6%                0%
            Investment Svcs.
            Minneapolis, Minnesota
--------------------------------------------------------------------------------
  R Class
            American Century Investment       96%               96%
            Management, Inc.
            Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
            UMB Bank NA                       25%               0%
            Fiduciary for Various
            Deferred Accounts
            Topeka, Kansas

            MG Trust Company Cust FBO         7%                0%
            Rosen Hotels & Resorts Inc
            Denver, Colorado

            Security Benefit Life            5%                0%
            Insurance Co.
            Topeka, Kansas

            Charles Schwab & Co., Inc.        5%                0%
            San Francisco, California
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
  Investor Class
            Prudential Investment Mgmt Svc    48%               0%
            Newark, New Jersey

            William A. McIntosh               27%               27%
            Kenilworth, Illinois

            Charles Schwab & Co., Inc.        5%                0%
            San Francisco, California
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
49

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
FUND/                                         SHARES OWNED      SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
  Institutional Class
         Patterson & Co. -                    98%               0%
         Omnibus Cash
         Charlotte, North Carolina
--------------------------------------------------------------------------------
  A Class
         Delaware Charter                     5%                0%
         Guarantee & Trust
         Des Moines, Iowa
--------------------------------------------------------------------------------
  B Class
         None
--------------------------------------------------------------------------------
  C Class
         Pershing LLC                         52%               0%
         Jersey City, New Jersey

         MG Trust Company Cust                17%               0%
         FBO E. Miller and
         Associates, Inc.
         Denver, Colorado
--------------------------------------------------------------------------------
  R Class
         American Century Investment          68%               68%
         Management, Inc.
         Kansas City, Missouri

         Pediatric Dentistry PC               31%               0%
         PS Trustee 401k
         Jennifer A. Brown
         W. Bountiful, Utah
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  Investor Class
         Charles Schwab & Co., Inc.           7%                0%
         San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
         FIIOC c/o Fidelity Investments       21%               0%
         Covington, Kentucky

         JP Morgan Chase TR                   20%               0%
         The Interpublic Group
         of Companies Inc.
         Savings Plan Trust
         New York, New York

         Northern Trust Co TR                 11%               0%
         Goodyear Tire & Rubber
         Company 401K Plan Trust
         Chicago, Illinois

         Wells Fargo Bank NA                  8%                0%
         FBO Ret PL Services
         Minneapolis, Minnesota

         Chase Manhattan Bank Trustee         5%                0%
         Hayes Lemmerz International, Inc.
         Retirement Savings Plan Trust
         Brooklyn, New York

         MLPF&S Inc.                          5%                0%
         Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
50

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  A Class
           Nationwide Trust Company          18%                 0%
           Columbus, Ohio

           Charles Schwab & Co., Inc.        7%                  0%
           San Francisco, California

           ING Life Insurance                6%                  0%
           and Annuity Co
           Hartford, Connecticut

           James B. Anderson Tr              5%                  0%
           American Chamber
           of Commerce
           Execut & Restated
           401k Plan & Trust
           Springfield, Missouri
--------------------------------------------------------------------------------
  C Class
           Boone County National             11%                 0%
           Bank Cust
           FBO MO Bar 457(B) Plan
           Columbia, Missouri

           First Clearing, LLC               5%                  0%
           Furlong, Pennsylvania
--------------------------------------------------------------------------------
  R Class
           ING Life Insurance                31%                 0%
           and Annuity Co.
           Hartford, Connecticut

           Massachusetts Mutual              21%                 0%
           Life Insurance
           Springfield, Massachusetts

           MLPF&S                            15%                 0%
           Jacksonville, Florida

           Symetra Investment Services       14%                 0%
           Seattle, Washington

           Hartford Life Ins Co              8%                  0%
           Hartford, Connecticut

           ING National Trust                6%                  0%
           Hartford, Connecticut
--------------------------------------------------------------------------------
Veedot
--------------------------------------------------------------------------------
  Investor Class
           None
--------------------------------------------------------------------------------
  Institutional Class
           Trustees of American              61%                 61%
           Century P/S & 401K
           Savings Plan & Trust
           Kansas City, Missouri

           American Century Investment       31%                 31%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
  Investor Class
           John Hancock Life                 10%                 0%
           Ins Co. USA
           Boston, Massachusetts
--------------------------------------------------------------------------------
  Institutional Class
           Delaware Charter                  26%                 0%
           Guarantee & Trust
           Des Moines, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
51

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                        OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
  Institutional Class
          Trustees of American               13%                13%
          Century P/S and 401K
          Savings Plan and Trust
          Kansas City, Missouri

          The Chase Manhattan                11%                0%
          Bank NA TR
          Worldspan Retirement
          Savings Plan & Trust
          New York, New York

          JP Morgan Chase Bank               9%                 0%
          Trustee FBO
          Astellas US Retirement
          and Savings Plan
          Kansas City, Missouri

          JP Morgan Chase                    8%                 0%
          Bank Trustee
          Black & Veatch Employee
          Savings Plan
          Kansas City, Missouri

          Pipefitters Local No 636           6%                 0%
          Def Cont R Trust
          Bingham Farms, Michigan

          JPMorgan Chase Bank                5%                 0%
          Cust FBO Housing Renewal
          Local Agency Retirement Plan
          Brooklyn, New York
--------------------------------------------------------------------------------
  C Class
          Deleware Charter                   15%                0%
          Guarantee & Trust
          FBO Principal Financial Group
          Omnibus Qualified
          Des Moines, Iowa

          Delaware Charter                   6%                 0%
          Guarantee & Trust
          FBO Various Qualified Plans
          Des Moines, Iowa
--------------------------------------------------------------------------------
  R Class
          MFS Heritage Trust Co              37%                0%
          Boston, Massachusetts

          Delaware Charter                   19%                0%
          Guarantee & Trust
          Des Moines, Iowa

          MG Trust Company                   11%                0%
          As Agent for Frontier Trust Co
          As TR Land Dimensions
          Engineering 401K
          Fargo, North Dakota

          Hartford Life Insurance            9%                 0%
          Company
          Hartford, Connecticut

          MG Trust Company Cust              8%                 0%
          FBO Eastwood Insurance
          Services
          Denver, Colorado

          Mid-Atlantic Trust FBO             7%                 0%
          AQUA-Chem Ret PL & Savings
          Ridgeland, Mississippi
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

------
52

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
  Advisor Class
          Trustar/Delaware Charter          15%                0%
          FBO Principal Financial Group
          Wilmington, Delaware

          Oklahoma Public Employees         10%                0%
          Retirement System
          Board of Trustees
          FBO OK State Employees
          Def Comp Plan
          Greenwood Village, Colorado

          Charles Schwab & Co., Inc.        8%                 0%
          San Francisco, California

          Delaware Charter                  7%                 0%
          Guarantee & Trust
          FBO Various Qualified Plans
          Des Moines, Iowa

          Transamerica Life                 7%                 0%
          Insurance Company
          Cedar Rapids, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING ICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the corporation. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of September 4, 2007, the officers and directors of the funds, as a group, owned 1% of the Investor Class of Veedot and owned less than
1% of all other classes of the other funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in each fund's prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy (strategy assets). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the
American Century fund family that use very similar investment teams and

------
53

strategies. For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

FUND                 CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Balanced             Investor                     0.900% of first $1 billion
                     and Advisor                  0.800% over $1 billion
                     -----------------------------------------------------------
                     Institutional                0.700% of first $1 billion
                                                  0.600% over $1 billion
--------------------------------------------------------------------------------
Capital              Investor, A, B,              1.000% of first $2.5 billion
Growth               C and R                      0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                     -----------------------------------------------------------
                     Institutional                0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Capital              Investor                     1.10% of first $500 million
Value                                             1.00% of next $500 million
                                                  0.90% over $1 billion
                     -----------------------------------------------------------
                     Institutional                0.90% of first $500 million
                                                  0.80% of next $500 million
                                                  0.70% over $1 billion
                     -----------------------------------------------------------
                     Advisor                      0.85% of first $500 million
                                                  0.75% of next $500 million
                                                  0.65% over $1 billion
--------------------------------------------------------------------------------
Focused              Investor, A, B,              1.000% of first $2.5 billion
Growth               C and R                      0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
--------------------------------------------------------------------------------

------
54

FUND                   CLASS                      PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Focused                Institutional              0.800% of first $2.5 billion
Growth                                            0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Fundamental            Investor, A, B,            1.000% of first $2.5 billion
Equity                 C and R                    0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                       ---------------------------------------------------------
                       Institutional              0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Giftrust               Investor                   1.00%
--------------------------------------------------------------------------------
Growth                 Investor, C                1.000% of first $2.5 billion
                       and R                      0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                     -----------------------------------------------------------
                      Institutional              0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------

------
55

FUND                   CLASS                   PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Growth                 Advisor                 0.750% of first $2.5 billion
                                               0.745% of next $2.5 billion
                                               0.730% of next $2.5 billion
                                               0.720% of next $2.5 billion
                                               0.710% of next $2.5 billion
                                               0.700% of next $2.5 billion
                                               0.690% of next $2.5 billion
                                               0.680% of next $2.5 billion
                                               0.670% of next $2.5 billion
                                               0.660% of next $2.5 billion
                                               0.650% of next $5 billion
                                               0.550% over $30 billion
--------------------------------------------------------------------------------
Heritage               Investor, A, B,         1.000%
                       C and R
                       ---------------------------------------------------------
                       Institutional           0.800%
--------------------------------------------------------------------------------
Mid Cap                Investor, A, B,         1.050% of first $500 million
Growth                 C and R                 1.000% over $500 million
                       ---------------------------------------------------------
                       Institutional           0.850% of first $500 million
                                               0.800% over $500 million
--------------------------------------------------------------------------------
New                    Investor                1.50% of the first $250 million
Opportunities                                  1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
--------------------------------------------------------------------------------
New                    Investor, A, B,         1.50% of the first $250 million
Opportunities II       C and R                 1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
                       ---------------------------------------------------------
                       Institutional           1.30% of the first $250 million
                                               1.05% of next $250 million
                                               0.95% of next $250 million
                                               0.90% over $750 million
--------------------------------------------------------------------------------
NT Growth              Institutional           0.800% of first $2.5 billion
                                               0.795% of next $2.5 billion
                                               0.780% of next $2.5 billion
                                               0.770% of next $2.5 billion
                                               0.760% of next $2.5 billion
                                               0.750% of next $2.5 billion
                                               0.740% of next $2.5 billion
                                               0.730% of next $2.5 billion
                                               0.720% of next $2.5 billion
                                               0.710% of next $2.5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
--------------------------------------------------------------------------------
NT Vista               Institutional           0.800%
--------------------------------------------------------------------------------
Select                 Investor, A, B,         1.000% of first $2.5 billion
                       C and R                 0.995% of next $2.5 billion
                                               0.980% of next $2.5 billion
                                               0.970% of next $2.5 billion
                                               0.960% of next $2.5 billion
                                               0.950% of next $2.5 billion
                                               0.940% of next $2.5 billion
                                               0.930% of next $2.5 billion
                                               0.920% of next $2.5 billion
                                               0.910% of next $2.5 billion
                                               0.900% of next $5 billion
                                               0.800% over $30 billion
--------------------------------------------------------------------------------

------
56

FUND                  CLASS                       PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Select                Institutional               0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Small Cap             Investor, A, B,             1.300% of first $1 billion
Growth                C and R                     1.100% over $1 billion
                      Institutional               1.100% of first $1 billion
                                                  0.900% over $1 billion
--------------------------------------------------------------------------------
Ultra                 Investor, A, B,             1.000% of first $2.5 billion
                      C and R                     0.995% of next $2.5 billion
                                                  0.980% of next $2.5 billion
                                                  0.970% of next $2.5 billion
                                                  0.960% of next $2.5 billion
                                                  0.950% of next $2.5 billion
                                                  0.940% of next $2.5 billion
                                                  0.930% of next $2.5 billion
                                                  0.920% of next $2.5 billion
                                                  0.910% of next $2.5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                     -----------------------------------------------------------
                     Institutional               0.800% of first $2.5 billion
                                                  0.795% of next $2.5 billion
                                                  0.780% of next $2.5 billion
                                                  0.770% of next $2.5 billion
                                                  0.760% of next $2.5 billion
                                                  0.750% of next $2.5 billion
                                                  0.740% of next $2.5 billion
                                                  0.730% of next $2.5 billion
                                                  0.720% of next $2.5 billion
                                                  0.710% of next $2.5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Veedot                Investor                    1.250% of first $500 million
                                                  1.100% of next $500 million
                                                  1.000% over $1 billion
                     -----------------------------------------------------------
                      Institutional               1.050% of first $500 million
                                                  0.900% of next $500 million
                                                  0.800% over $1 billion
--------------------------------------------------------------------------------
Vista                 Investor, C, R              1.000%
                      and Advisor
                      Institutional               0.800%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

------
57

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended
October 31, 2006, 2005 and 2004, are indicated in the following tables.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                  2006                   2005                2004
--------------------------------------------------------------------------------
Balanced              $5,782,526             $5,715,280          $5,409,000
--------------------------------------------------------------------------------
Capital               $33,211                $21,281             $7,454(1)
Growth
--------------------------------------------------------------------------------
Capital               $5,305,197             $4,766,345          $1,927,559
Value
--------------------------------------------------------------------------------
Focused               $159,456               $40,167(2)          N/A
Growth
--------------------------------------------------------------------------------
Fundamental           $180,758               $15,524(3)          N/A
Equity
--------------------------------------------------------------------------------
Giftrust              $10,065,867            $9,173,657          $8,873,785
--------------------------------------------------------------------------------
Growth                $46,259,000            $47,534,738         $48,430,000
--------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31,
     2004.

(2)  FEES ACCRUED FROM FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31,
     2005.

(3)  FEES ACCRUED FROM NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31,
     2005.

-------
58

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                  2006                   2005                2004
--------------------------------------------------------------------------------
Heritage              $11,269,954            $10,948,186         $12,821,000
--------------------------------------------------------------------------------
Mid Cap               $1,382,888(1)(2)       $1,252,131(1)       $1,059,938(1)
Growth
--------------------------------------------------------------------------------
New                   $3,862,970             $3,839,704          $4,491,558
Opportunities
--------------------------------------------------------------------------------
New                   $1,686,269             $1,283,128          $664,838
Opportunities
II
--------------------------------------------------------------------------------
NT Growth             $179,563(3)            N/A                 N/A
--------------------------------------------------------------------------------
NT Vista              $80,530(3)             N/A                 N/A
--------------------------------------------------------------------------------
Select                $31,941,131            $37,902,378         $40,572,517
--------------------------------------------------------------------------------
Small Cap             $460,953(1)(4)         $299,436(1)         $214,449(1)
Growth
--------------------------------------------------------------------------------
Ultra                 $178,208,765           $216,746,243        $224,856,000
--------------------------------------------------------------------------------
Veedot                $2,629,600             $3,187,010          $3,620,633
--------------------------------------------------------------------------------
Vista                 $23,255,266            $19,468,881         $14,415,000
--------------------------------------------------------------------------------

(1)  REPRESENTS MANAGEMENT FEES PAID BY THE PREDECESSOR FUND TO MASON
     STREET ADVISORS, LLC AS OF THE FISCAL YEARS ENDED MARCH 31, 2006, 2005 AND
     2004.

(2)  FOR THE PERIOD APRIL 1, 2006 THROUGH OCTOBER 31, 2006, THE FUND PAID
     THE ADVISOR $984,825.

(3)  FEES ACCRUED FROM MAY 12, 2006 (INCEPTION) THROUGH OCTOBER 31, 2006.

(4)  FOR THE PERIOD APRIL 1, 2006 THROUGH OCTOBER 31, 2006, THE FUND PAID
     THE ADVISOR $409,517.

SUBADVISOR

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, Mason
Street Advisors LLC (MSA) serves as subadvisor to the Small Cap Growth Fund and
Mid Cap Growth Fund under a subadvisory agreement between the advisor and MSA dated March 30, 2006, and approved by shareholders on March 30, 2006. The subadvisory agreement continues for an initial period until July 31, 2007, and thereafter so long as continuance is specifically approved at least annually by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or
MSA, and will terminate automatically in the event of its assignment or termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that MSA will make investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For the services it provides to Mid Cap Growth, the advisor pays MSA a monthly fee at an annual rate of 0.550% on the first $50 million of the fund's average daily net assets, 0.500% on the next $200 million of average daily net assets, 0.450% on the next $250 million of average daily net assets and 0.400% on average daily net assets over $500 million. For the services it provides to Small Cap Growth, the advisor pays MSA a monthly fee at an annual rate of 0.700% on the first $35 million of the fund's average daily net assets, 0.650% on the next $65 million of average daily net assets, 0.600%
on the next $400 million of average daily net assets and 0.550% on average daily net assets over $500 million.

For the fiscal year ended October 31, 2006, the advisor paid MSA subadvisory fees as listed in the following table.

------
59

MSA Subadvisory Fees               Mid Cap Growth               Small Cap Growth
--------------------------------------------------------------------------------
2006                               $476,660(1)                  $183,594(1)
--------------------------------------------------------------------------------

(1)  FEES PAID FROM APRIL 1, 2006 THROUGH OCTOBER 31, 2006.

PORTFOLIO MANAGERS

All funds except Mid Cap Growth and Small Cap Growth

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-----------------------------------------------------------------------------------
                               REGISTERED                           OTHER
                               INVESTMENT                           ACCOUNTS
                               COMPANIES         OTHER POOLED       (E.G., SEPARATE
                               (E.G., OTHER      INVESTMENT         ACCOUNTS
                               AMERICAN          VEHICLES (E.G.,    AND CORPORATE
                               CENTURY           COMMINGLED         ACCOUNTS
                               FUNDS AND         TRUSTS AND         INCLUDING
                               AMERICAN          529                INCUBATION
                               CENTURY -         EDUCATION          STRATEGIES AND
                               SUBADVISED        SAVINGS            CORPORATE
                               FUNDS)            PLANS              MONEY)
-----------------------------------------------------------------------------------
Balanced Fund
-----------------------------------------------------------------------------------
William    Number of Other     14                1                  3
Martin     Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $7,143,251,383    $65,722,480        $316,054,137
           Accounts Managed
-----------------------------------------------------------------------------------
Thomas     Number of Other     12                1                  3
P. Vaiana  Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $6,112,892,772    $65,722,480        $316,054,137
           Accounts Managed
-----------------------------------------------------------------------------------
Fei Zou    Number of Other     5                 1                  2
           Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $3,788,363,769    $65,722,480        $19,245,137
           Accounts Managed
-----------------------------------------------------------------------------------
David      Number of Other     6                 1                  1
MacEwen    Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $1,734,997,640    $65,722,480        $28,305,994
           Accounts Managed
-----------------------------------------------------------------------------------
Robert     Number of Other     15                2                  2
Gahagan    Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $6,801,844,245    $1,815,977,560     $40,226,963
           Accounts Managed
-----------------------------------------------------------------------------------
James      Number of Other     6                 1                  1
Keegan     Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $1,360,222,636    $65,722,480        $28,305,994
           Accounts Managed
-----------------------------------------------------------------------------------
Jeffrey    Number of Other     5                 1                  1
Houston    Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $1,286,838,742    $65,722,480        $28,305,994
           Accounts Managed
-----------------------------------------------------------------------------------
Alejandro  Number of Other     9                 1                  2
H. Aguilar Accounts Managed
           ------------------------------------------------------------------------
           Assets in Other     $4,589,715,985    $65,722,480        $40,226,963
           Accounts Managed
-----------------------------------------------------------------------------------

------
60

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-------------------------------------------------------------------------------------
                                 REGISTERED                           OTHER
                                 INVESTMENT                           ACCOUNTS
                                 COMPANIES         OTHER POOLED       (E.G., SEPARATE
                                 (E.G., OTHER      INVESTMENT         ACCOUNTS
                                 AMERICAN          VEHICLES (E.G.,    AND CORPORATE
                                 CENTURY           COMMINGLED         ACCOUNTS
                                 FUNDS AND         TRUSTS AND         INCLUDING
                                 AMERICAN          529                INCUBATION
                                 CENTURY -         EDUCATION          STRATEGIES AND
                                 SUBADVISED        SAVINGS            CORPORATE
                                 FUNDS)            PLANS              MONEY)
-------------------------------------------------------------------------------------
Balanced Fund
-------------------------------------------------------------------------------------
Brian        Number of Other     7                 1                  2
Howell       Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $2,719,679,215    $65,722,480        $40,226,963
             Accounts Managed
-------------------------------------------------------------------------------------
Jim          Number of Other
Platz(1)     Accounts Managed    11                1                  0
             ------------------------------------------------------------------------
             Assets in Other     $4,394,627,134    $51,961,193        N/A
             Accounts Managed
-------------------------------------------------------------------------------------
Seth B.      Number of Other
Plunkett(1)  Accounts Managed    16                 1                 0
             ------------------------------------------------------------------------
             Assets in Other     $5,386,828,221    $51,961,193        N/A
             Accounts Managed
-------------------------------------------------------------------------------------
John F.      Number of Other     5                 1                  1
Walsh        Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $1,286,838,742    $65,722,480        $28,305,994
             Accounts Managed
-------------------------------------------------------------------------------------
Dan          Number of Other     9                 1                  2
Shiffman     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $4,589,715,985    $65,722,480        $40,226,963
             Accounts Managed
-------------------------------------------------------------------------------------
Capital Growth
-------------------------------------------------------------------------------------
E. A.        Number of Other     5                 0                  3
Prescott     Accounts Managed
LeGard       ------------------------------------------------------------------------
             Assets in Other     $5,882,621,664    N/A                $140,744,392
             Accounts Managed
-------------------------------------------------------------------------------------
Gregory J.   Number of Other     6                 0                  4
Woodhams     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $5,898,465,605    N/A                $141,802,183
             Accounts Managed
-------------------------------------------------------------------------------------
Capital Value Fund
-------------------------------------------------------------------------------------
Charles      Number of Other     9                 0                  3
Ritter       Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $3,540,548,408    N/A                $253,081,985
             Accounts Managed
-------------------------------------------------------------------------------------
Brendan      Number of Other     9                 0                  3
Healy        Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $3,540,548,408    N/A                $253,081,985
             Accounts Managed
-------------------------------------------------------------------------------------
Focused Growth Fund
-------------------------------------------------------------------------------------
Gregory J.   Number of Other     6                 0                  4
Woodhams     Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     $5,886,708,682    N/A                $141,802,183
             Accounts Managed
-------------------------------------------------------------------------------------
Joseph       Number of Other     0                 0                  1
Reiland      Accounts Managed
             ------------------------------------------------------------------------
             Assets in Other     N/A               N/A                $1,057,792
             Accounts Managed
-------------------------------------------------------------------------------------

(1)  Mr. Platz and Mr. Plunkett became portfolio managers for the fund on
     September 21, 2007. Information is provided as of that date.

------
61

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-------------------------------------------------------------------------------------
                                  REGISTERED                          OTHER
                                  INVESTMENT                          ACCOUNTS
                                  COMPANIES         OTHER POOLED      (E.G., SEPARATE
                                  (E.G., OTHER      INVESTMENT        ACCOUNTS
                                  AMERICAN          VEHICLES (E.G.,   AND CORPORATE
                                  CENTURY           COMMINGLED        ACCOUNTS
                                  FUNDS AND         TRUSTS AND        INCLUDING
                                  AMERICAN          529               INCUBATION
                                  CENTURY -         EDUCATION         STRATEGIES AND
                                  SUBADVISED        SAVINGS           CORPORATE
                                  FUNDS)            PLANS             MONEY)
-------------------------------------------------------------------------------------
Fundamental Equity Fund
-------------------------------------------------------------------------------------
Jerry          Number of Other    3                 0                 0
Sullivan       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $16,642,387,022   N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Robert         Number of Other    0                 0                 0
Brookby        Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    N/A               N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Giftrust Fund
-------------------------------------------------------------------------------------
Glenn A.       Number of Other    8                 0                 2
Fogle(1)       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $4,762,099,948    N/A               $128,929,163
               Accounts Managed
-------------------------------------------------------------------------------------
David M.       Number of Other    8                 0                 2
Hollond(1)     Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $4,762,099,948    N/A               $128,929,163
               Accounts Managed
-------------------------------------------------------------------------------------
Growth Fund
-------------------------------------------------------------------------------------
Gregory J.     Number of Other    6                 0                 4
Woodhams       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $1,108,465,421    N/A               $141,802,183
               Accounts Managed
-------------------------------------------------------------------------------------
E. A.          Number of Other    5                 0                 3
Prescott       Accounts Managed
LeGard         ----------------------------------------------------------------------
               Assets in Other    $1,092,621,480    N/A               $140,744,392
               Accounts Managed
-------------------------------------------------------------------------------------
Heritage Fund
-------------------------------------------------------------------------------------
Glenn A.       Number of Other    8                 0                 2
Fogle(1)       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $4,539,132,724    N/A               $128,929,163
               Accounts Managed
-------------------------------------------------------------------------------------
David M.       Number of Other    8                 0                 2
Hollond(1)     Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $4,539,132,724    N/A               $128,929,163
               Accounts Managed
-------------------------------------------------------------------------------------
New Opportunities Fund
-------------------------------------------------------------------------------------
Matthew        Number of Other    1                 0                 0
Ferretti       Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $132,320,029      N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------
Stafford       Number of Other    1                 0                 0
Southwick      Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other    $132,320,029      N/A               N/A
               Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. FOGLE AND MR. HOLLOND BECAME PORTFOLIO MANAGERS FOR THE FUNDS
     FEBRUARY 9, 2007. INFORMATION IS PROVIDED AS OF FEBRUARY 9, 2007.

------
62

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-------------------------------------------------------------------------------------
                                    REGISTERED                         OTHER
                                    INVESTMENT                         ACCOUNTS
                                    COMPANIES        OTHER POOLED      (E.G., SEPARATE
                                    (E.G., OTHER     INVESTMENT        ACCOUNTS
                                    AMERICAN         VEHICLES (E.G.,   AND CORPORATE
                                    CENTURY          COMMINGLED        ACCOUNTS
                                    FUNDS AND        TRUSTS AND        INCLUDING
                                    AMERICAN         529               INCUBATION
                                    CENTURY -        EDUCATION         STRATEGIES AND
                                    SUBADVISED       SAVINGS           CORPORATE
                                    FUNDS)           PLANS             MONEY)
-------------------------------------------------------------------------------------
New Opportunities II Fund
-------------------------------------------------------------------------------------
Matthew         Number of Other     1                0                 0
Ferretti        Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $248,124,475     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
Stafford        Number of Other     1                0                 0
Southwick       Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $248,124,475     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
NT Growth Fund
-------------------------------------------------------------------------------------
Gregory J.      Number of Other     6                0                 4
Woodhams        Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $5,843,695,334   N/A               $141,802,183
                Accounts Managed
-------------------------------------------------------------------------------------
E.A.            Number of Other     5                0                 3
Prescott        Accounts Managed
LeGard          ---------------------------------------------------------------------
                Assets in Other     $5,827,851,393   N/A               $140, 744,392
                Accounts Managed
-------------------------------------------------------------------------------------
NT Vista Fund
-------------------------------------------------------------------------------------
Glenn           Number of Other     5                0                 2
Fogle           Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $2,885,360,663   N/A               $118,934,533
                Accounts Managed
-------------------------------------------------------------------------------------
David           Number of Other     5                0                 2
Hollond         Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $2,885,360,663   N/A               $118,934,533
                Accounts Managed
-------------------------------------------------------------------------------------
Bradley J.      Number of Other     5                0                 2
Eixmann(1)      Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $3,082,922,256   N/A               $130,540,092
                Accounts Managed
-------------------------------------------------------------------------------------
Select Fund
-------------------------------------------------------------------------------------
Keith           Number of Other     1                0                 0
Lee             Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $328,637,391     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------
Michael         Number of Other     1                0                 0
Li              Accounts Managed
                ---------------------------------------------------------------------
                Assets in Other     $328,637,391     N/A               N/A
                Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. EIXMANN BECAME A PORTFOLIO MANAGER ON THE FUND FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 14, 2007.

------
63

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-------------------------------------------------------------------------------------
                                  REGISTERED                         OTHER
                                  INVESTMENT                         ACCOUNTS
                                  COMPANIES        OTHER POOLED      (E.G., SEPARATE
                                  (E.G., OTHER     INVESTMENT        ACCOUNTS
                                  AMERICAN         VEHICLES (E.G.,   AND CORPORATE
                                  CENTURY          COMMINGLED        ACCOUNTS
                                  FUNDS AND        TRUSTS AND        INCLUDING
                                  AMERICAN         529               INCUBATION
                                  CENTURY -        EDUCATION         STRATEGIES AND
                                  SUBADVISED       SAVINGS           CORPORATE
                                  FUNDS)           PLANS             MONEY)
-------------------------------------------------------------------------------------
Ultra Fund
-------------------------------------------------------------------------------------
Steve         Number of Other     2                0                 0
Lurito(1)     Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $1,362,405,682   N/A               N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Tom           Number of Other     3                0                 0
Telford       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $1,775,857,074   N/A               N/A
              Accounts Managed
-------------------------------------------------------------------------------------
Veedot Fund
-------------------------------------------------------------------------------------
John          Number of Other     1                0                 3
Small, Jr.    Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $7,334,673       N/A               $1,481,968
              Accounts Managed
-------------------------------------------------------------------------------------
Vista Fund
-------------------------------------------------------------------------------------
Glenn         Number of Other     5                0                 2
Fogle         Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $596,079,368     N/A               $118,934,533
              Accounts Managed
-------------------------------------------------------------------------------------
David         Number of Other     5                0                 2
Hollond       Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $596,079,368     N/A               $118,934,533
              Accounts Managed
-------------------------------------------------------------------------------------
Bradley J.    Number of Other     5                0                 2
Eixmann(2)    Accounts Managed
              -----------------------------------------------------------------------
              Assets in Other     $670,705,708     N/A               $130,540,092
              Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

(2)  MR. EIXMANN BECAME A PORTFOLIO MANAGER ON THE FUND FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 14, 2007.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and

------
64

sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Growth and NT Vista), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark.
Custom peer groups are constructed using all the funds in appropriate Lipper or
Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Growth and NT Vista, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT Growth and NT Vista.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and

------
65

then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of October 31, 2006, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Balanced
  William Martin(1)                   A
--------------------------------------------------------------------------------
  Thomas P. Vaiana(1)                 A
--------------------------------------------------------------------------------
  Fei Zou(1)                          A
--------------------------------------------------------------------------------
  G. David MacEwen(1)                 A
--------------------------------------------------------------------------------
  Robert V. Gahagan(1)                A
--------------------------------------------------------------------------------
  James F. Keegan(1)                  A
--------------------------------------------------------------------------------
  Jeffrey L. Houston(1)               A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(1)             A
--------------------------------------------------------------------------------
  Brian Howell(1)                     A
--------------------------------------------------------------------------------
  Jim Platz(1)(2)                     A
--------------------------------------------------------------------------------
  Seth B. Plunkett(1)(2)              A
--------------------------------------------------------------------------------
  John F. Walsh(1)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(1)                     A
--------------------------------------------------------------------------------
Capital Growth
  E. A. Prescott LeGard(1)            A
--------------------------------------------------------------------------------
  Gregory J. Woodhams(1)              A
--------------------------------------------------------------------------------
Capital Value
  Charles Ritter                      E
--------------------------------------------------------------------------------
  Brendan Healy                       E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT STRATEGY,
     THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH FUND.

(2)  Mr. Platz and Mr. Plunkett became portfolio managers on September 21, 2007.
     Information is provided as of that date.

------
66

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Focused Growth
  Gregory J. Woodhams                 C
--------------------------------------------------------------------------------
  Joseph Reiland                      C
--------------------------------------------------------------------------------
Fundamental Equity
  Jerry Sullivan                      E
--------------------------------------------------------------------------------
  Robert Brookby                      C
--------------------------------------------------------------------------------
Giftrust
  Glenn A. Fogle(1)(2)                A
--------------------------------------------------------------------------------
  David M. Hollond(1)(2)              A
--------------------------------------------------------------------------------
Growth
  Gregory J. Woodhams                 E
--------------------------------------------------------------------------------
  E. A. Prescott LeGard               F
--------------------------------------------------------------------------------
Heritage
  Glenn A. Fogle(1)                   F
--------------------------------------------------------------------------------
  David M. Hollond(1)                 C
--------------------------------------------------------------------------------
New Opportunities
  Matthew Ferretti                    C
--------------------------------------------------------------------------------
  Stafford Southwick                  C
--------------------------------------------------------------------------------
New Opportunities II
  Matthew Ferretti(2)                 A
--------------------------------------------------------------------------------
  Stafford Southwick                  C
--------------------------------------------------------------------------------
NT Growth
  Gregory J. Woodhams(2)              A
--------------------------------------------------------------------------------
  E. A. Prescott LeGard(2)            A
--------------------------------------------------------------------------------
NT Vista
  Glenn A. Fogle(2)                   A
--------------------------------------------------------------------------------
  David M. Hollond(2)                 A
--------------------------------------------------------------------------------
  Bradley J. Eixmann(1)(2)            A
--------------------------------------------------------------------------------
Select
  Keith Lee                           D
--------------------------------------------------------------------------------
  Michael Li                          C
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  Steve Lurito(3)                     C
--------------------------------------------------------------------------------
  Tom Telford                         E
--------------------------------------------------------------------------------
Veedot
  John Small, Jr.                     E
--------------------------------------------------------------------------------
Vista
  Glenn A. Fogle                      E
--------------------------------------------------------------------------------
  David M. Hollond                    E
--------------------------------------------------------------------------------
  Bradley J. Eixmann(1)               C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. FOGLE, MR. HOLLOND AND MR. EIXMANN BECAME PORTFOLIO MANAGERS ON
     THE FUNDS FEBRUARY 9, 2007. INFORMATION IS PROVIDED AS OF FEBRUARY 14,
     2007.

(2)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

(3)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

------
67

Mid Cap Growth, Small Cap Growth

The information under this heading has been provided by MSA, the subadvisor for
Mid Cap Growth and Small Cap Growth.

Other Accounts Managed by Portfolio Managers

Certain of the fund's portfolio managers or members of the investment team as identified in the prospectus may also manage other mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The table below identifies for each person the number of accounts (other than the funds) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. These categories are collectively referred to as "accounts." None of the accounts identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2006)
-----------------------------------------------------------------------------------
                                                                    OTHER
                                                                    ACCOUNTS
                                                  OTHER POOLED      (E.G., SEPARATE
                                                  INVESTMENT        ACCOUNTS AND
                                                  VEHICLES (E.G.,   CORPORATE
                                                  COMMINGLED        ACCOUNTS
                                                  TRUSTS AND        INCLUDING
                                                  529               INCUBATION
                                   REGISTERED     EDUCATION         STRATEGIES AND
                                   INVESTMENT     SAVINGS           CORPORATE
                                   COMPANIES      PLANS)            MONEY)
-----------------------------------------------------------------------------------
Mid Cap Growth
-----------------------------------------------------------------------------------
Jill M.         Number of Other    0              0                 4
Grueninger(1)   Accounts Managed
                -------------------------------------------------------------------
                Assets in Other    N/A            N/A               $1,977,932,330
                Accounts Managed
-----------------------------------------------------------------------------------
Curtis          Number of Other    1              0                 2
Ludwick (2)     Accounts Managed
                -------------------------------------------------------------------
                Assets in Other    $198,394,591   N/A               $1,916,360,092
                Accounts Managed
-----------------------------------------------------------------------------------
Small Cap Growth
-----------------------------------------------------------------------------------
William R.      Number of Other    1              0                 2
Walker          Accounts Managed
                -------------------------------------------------------------------
                Assets in Other    $182,685,346   N/A               $1,694,537,909
                Accounts Managed
-----------------------------------------------------------------------------------
Andy            Number of Other    0              0                 0
Eng(1)          Accounts Managed
                -------------------------------------------------------------------
                Assets in Other    N/A            N/A               N/A
                Accounts Managed
-----------------------------------------------------------------------------------

(1)  INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2007.

(2)  INFORMATION IS PROVIDED AS OF JUNE 30, 2007.

Compensation of Portfolio Managers

MSA has adopted a system of compensation for portfolio managers that seeks to attract, motivate and retain high quality investment personnel and align the financial interests of the portfolio managers with the performance of MSA and its clients. A portfolio manager's compensation consists primarily of the following three components: a base salary, annual variable compensation and, for certain portfolio managers, long-term variable compensation. Eligibility and participation in the annual and long-term variable compensation programs is determined on a year-to-year basis. Each portfolio manager is also eligible to participate in benefit plans and programs available generally to all employees of MSA.

------
68

A portfolio manager's total compensation is determined through a process that combines both objective and subjective criteria. Initially, at the beginning of each year, compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The compensation target is then allocated among base salary, annual variable compensation and long-term variable compensation based on a formula for each portfolio manager.

At the end of the year, the portfolio manager's performance is evaluated using both objective and subjective criteria. Primary consideration is given to the historic investment performance of accounts managed by the portfolio manager over both a one-year and a four-year period, with more weight typically being given to the longer-term performance. The performance of each account managed by the portfolio manager is measured against a relevant peer group and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account, performance is weighted based on a combination of factors, including the number and type of accounts managed, and the assets in each account.

The evaluation process also includes a subjective evaluation of competencies or behaviors deemed important to achieving MSA's overall business objectives.
Subjective criteria may include considerations such as management and supervisory responsibilities, market factors, complexity of investment strategies, length of service, team building efforts and successes, risk management initiatives and leadership contributions. A portfolio manager's compensation is then determined by applying a multiplier (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred account that accrues interest on the balances. Awarded grants vest over a three to five-year vesting period and are paid upon vesting.

Conflicts of Interest

Conflicts of interest may arise when a portfolio manager is responsible for the management of more than one account. The principal types of these potential conflicts may include:

TIME AND ATTENTION. The management of multiple funds and/or accounts may give rise to potential conflicts of interest as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. This could result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other accounts. The effect of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different objectives, benchmarks, time horizons, and fees.

LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.
MSA seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. In addition, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

------
69

PERSONAL ACCOUNTS. Portfolio managers may be permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members, which could potentially influence the portfolio manager's decisions with respect to purchasing or selling the same securities for the fund. To mitigate this potential conflict of interest, MSA has adopted Codes of Ethics or other policies and procedures governing the personal securities transactions of its portfolio managers.

DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures, as applicable, that are designed to address these, and other, types of conflicts of interest.
There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of October 31, 2006, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Mid Cap Growth
        Jill M. Grueninger(1)       A
--------------------------------------------------------------------------------
        Curtis Ludwick(2)           C
--------------------------------------------------------------------------------
Small Cap Growth
        William R. Walker           A
--------------------------------------------------------------------------------
        Andy Eng(1)                 A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2007.

(2)  INFORMATION IS PROVIDED AS OF JULY 20, 2007.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 53.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

------
70

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 53. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. State Street Bank and Trust Company, One Lincoln Street,
Boston, Massachusetts 02111, maintains custody accounts for the safekeeping of futures trading margin for Mid Cap Growth and Small Cap Growth. Goldman, Sachs &
Co., 85 Broad Street, New York, New York 10004, maintains custody accounts for the safekeeping of futures trading margin for all funds except Mid Cap Growth and Small Cap Growth. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

------
71

BROKERAGE ALLOCATION

CAPITAL GROWTH, CAPITAL VALUE, FOCUSED GROWTH, FUNDAMENTAL EQUITY, GIFTRUST,
GROWTH, HERITAGE, MID CAP GROWTH, NEW OPPORTUNITIES, NEW OPPORTUNITIES II, NT
GROWTH, NT VISTA, SELECT, SMALL CAP GROWTH, ULTRA, VEEDOT, VISTA, AND THE EQUITY
PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Mid Cap Growth and Small Cap Growth, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. In the fiscal years ended October 31, 2006, 2005 and 2004, the brokerage commissions of each fund are listed in the following table.

FUND                    2006                    2005                 2004
--------------------------------------------------------------------------------
Balanced                $428,486                $920,605             $1,223,255
--------------------------------------------------------------------------------
Capital                 $5,152                  $2,281               $1,342(1)
Growth
--------------------------------------------------------------------------------
Capital Value           $83,746                 $170,142             $76,585
--------------------------------------------------------------------------------
Focused                 $29,590                 $4,808(2)            N/A
Growth
--------------------------------------------------------------------------------
Fundamental             $31,045                 $1,686(3)            N/A
Equity
--------------------------------------------------------------------------------
Giftrust                $2,640,353              $2,476,145           $3,433,171
--------------------------------------------------------------------------------
Growth                  $6,865,524              $4,107,762           $8,405,085
--------------------------------------------------------------------------------
Heritage                $3,009,195              $3,052,428           $5,217,528
--------------------------------------------------------------------------------
Mid Cap                 $472,870(4)(5)          $437,184(4)          $245,045(4)
Growth
--------------------------------------------------------------------------------
New                     $1,193,718              $1,027,283           $1,521,059
Opportunities
--------------------------------------------------------------------------------
New                     $535,289                $367,669             $231,389
Opportunities
II
--------------------------------------------------------------------------------
NT Growth               $41,638(6)              N/A                  N/A
--------------------------------------------------------------------------------
NT Vista                $18,545(6)              N/A                  N/A
--------------------------------------------------------------------------------
Select                  $6,551,215              $2,279,586           $3,551,910
--------------------------------------------------------------------------------
Small Cap               $219,083(4)(7)          $167,469(4)          $72,119(4)
Growth
--------------------------------------------------------------------------------
Ultra                   $10,265,645             $8,078,728           $9,440,731
--------------------------------------------------------------------------------
Veedot                  $748,463                $1,200,009           $1,597,322
--------------------------------------------------------------------------------
Vista                   $5,111,559              $5,978,255           $6,049,997
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(2)  FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(4)  REFLECTS COMMISSIONS PAID BY THE PREDECESSOR FUND AS OF THE FISCAL
     YEAR ENDED MARCH 31.

(5)  FOR THE PERIOD APRIL 1, 2006 THROUGH OCTOBER 31, 2006, THE FUND PAID
     $199,909.

(6)  MAY 12, 2006 (INCEPTION) THROUGH OCTOBER 31, 2006.

(7)  FOR THE PERIOD APRIL 1, 2006 THROUGH OCTOBER 31, 2006, THE FUND PAID
     $85,004.

------
72

The funds' distributor (ACIS) and investment advisor (ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS), a subsidiary of JPM, the following brokerage commissions for the fiscal years ended October 31, 2006,
2005 and 2004.

FUND                        2006                   2005                 2004
--------------------------------------------------------------------------------
Balanced                    $0                     $0                   $108
--------------------------------------------------------------------------------
Capital                     $0                     $1                   $11(1)
Growth
--------------------------------------------------------------------------------
Capital Value               $0                     $132                 $88
--------------------------------------------------------------------------------
Focused Growth              $0                     $0(2)                N/A
--------------------------------------------------------------------------------
Fundamental                 $50                    $0(3)                N/A
Equity
--------------------------------------------------------------------------------
Giftrust                    $22,764                $3,028               $3,989
--------------------------------------------------------------------------------
Growth                      $0                     $2,036               $60,707
--------------------------------------------------------------------------------
Heritage                    $27,547                $3,036               $1,104
--------------------------------------------------------------------------------
Mid Cap                     $6,476(4)              N/A                  N/A
Growth
--------------------------------------------------------------------------------
New                         $14,106                $0                   $0
Opportunities
--------------------------------------------------------------------------------
New                         $8,587                 $0                   $0
Opportunities
II
--------------------------------------------------------------------------------
NT Growth                   $0(5)                  N/A                  N/A
--------------------------------------------------------------------------------
NT Vista                    $0(5)                  N/A                  N/A
--------------------------------------------------------------------------------
Select                      $51,195                $3,103               $75,020
--------------------------------------------------------------------------------
Small Cap                   $2,328(6)              N/A                  N/A
Growth
--------------------------------------------------------------------------------
Ultra                       $0                     $25,240              $17,936
--------------------------------------------------------------------------------
Veedot                      $0                     $0                   $657
--------------------------------------------------------------------------------
Vista                       $32,570                $812                 $14,861
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(2)  FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(4)  APRIL 1, 2006 THROUGH OCTOBER 31, 2006. BROKERAGE COMMISSIONS PAID
     BEFORE APRIL 1, 2006 WERE PAID BY MASON STREET AGGRESSIVE GROWTH FUND,
     WHICH WAS NOT AFFILIATED WITH JPM OR JPMS. MID CAP GROWTH ACQUIRED ALL OF
     THE NET ASSETS OF MASON STREET AGGRESSIVE GROWTH FUND ON MARCH 31, 2006.

(5)  MAY 12, 2006 (INCEPTION) THROUGH OCTOBER 31, 2006.

(6)  APRIL 1, 2006 THROUGH OCTOBER 31, 2006. BROKERAGE COMMISSIONS PAID
     BEFORE APRIL 1, 2006 WERE PAID BY MASON STREET SMALL CAP GROWTH FUND, WHICH
     WAS NOT AFFILIATED WITH JPM OR JPMS. SMALL CAP GROWTH ACQUIRED ALL OF THE
     NET ASSETS OF MASON STREET SMALL CAP GROWTH FUND ON MARCH 31, 2006.

For the fiscal year ended October 31, 2006, the following table shows the percentage of each fund's aggregate brokerage commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS.

                      PERCENTAGE OF                PERCENTAGE OF DOLLAR AMOUNT
FUND                  BROKERAGE COMMISSIONS        OF PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
Balanced              0.00%                        0.00%
--------------------------------------------------------------------------------
Capital               0.00%                        0.00%
Growth
--------------------------------------------------------------------------------
Capital Value         0.00%                        0.00%
--------------------------------------------------------------------------------
Focused               0.00%                        0.00%
Growth
--------------------------------------------------------------------------------
Fundamental           0.16%                        0.03%
Equity
--------------------------------------------------------------------------------
Giftrust              0.86%                        0.35%
--------------------------------------------------------------------------------
Growth                0.00%                        0.00%
--------------------------------------------------------------------------------
Heritage              0.92%                        0.36%
--------------------------------------------------------------------------------
Mid Cap               2.78%                        5.71%
Growth(1)
--------------------------------------------------------------------------------
New                   1.18%                        0.47%
Opportunities
--------------------------------------------------------------------------------
New                   1.60%                        0.51%
Opportunities
II
--------------------------------------------------------------------------------

(1)  APRIL 1, 2006 THROUGH OCTOBER 31, 2006. BROKERAGE COMMISSIONS PAID
     BEFORE APRIL 1, 2006 WERE PAID BY MASON STREET AGGRESSIVE GROWTH FUND,
     WHICH WAS NOT AFFILIATED WITH JPM OR JPMS. MID CAP GROWTH ACQUIRED ALL OF
     THE NET ASSETS OF MASON STREET AGGRESSIVE GROWTH FUND ON MARCH 31, 2006.

------
73

                                                                 PERCENTAGE OF
                               PERCENTAGE OF                     DOLLAR AMOUNT
                               BROKERAGE                         OF PORTFOLIO
FUND                           COMMISSIONS                       TRANSACTIONS
--------------------------------------------------------------------------------
NT Growth(1)                   0.00%                             0.00%
--------------------------------------------------------------------------------
NT Vista(1)                    0.00%                             0.00%
--------------------------------------------------------------------------------
Select                         0.78%                             0.14%
--------------------------------------------------------------------------------
Small Cap                      2.03%                             2.90%
Growth(2)
--------------------------------------------------------------------------------
Ultra                          0.00%                             0.00%
--------------------------------------------------------------------------------
Veedot                         0.00%                             0.00%
--------------------------------------------------------------------------------
Vista                          0.64%                             0.27%
--------------------------------------------------------------------------------

(1)  MAY 12, 2006 (INCEPTION) THROUGH OCTOBER 31, 2006.

(2)  APRIL 1, 2006 THROUGH OCTOBER 31, 2006. BROKERAGE COMMISSIONS PAID
     BEFORE APRIL 1, 2006 WERE PAID BY MASON STREET SMALL CAP GROWTH FUND, WHICH
     WAS NOT AFFILIATED WITH JPM OR JPMS. SMALL CAP GROWTH ACQUIRED ALL OF THE
     NET ASSETS OF MASON STREET SMALL CAP GROWTH FUND ON MARCH 31, 2006.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

------
74

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                    VALUE OF SECURITIES OWNED
FUND              BROKER, DEALER OR PARENT          AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
Balanced          Lehman Brothers Holdings          $17,051,941
                  -------------------------------------------------------------
                  Citigroup Inc.                    $14,990,892
                  -------------------------------------------------------------
                  Bank of America Corp.             $11,817,765
                  -------------------------------------------------------------
                  Morgan Stanley                    $9,799,145
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $8,447,363
                  -------------------------------------------------------------
                  Merrill Lynch and Company, Inc.   $2,717,071
--------------------------------------------------------------------------------
Capital           Bank of America Corp.             $132,897
Growth            --------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $66,427
                  Bear Stearns & Co., Inc.          $32,238
--------------------------------------------------------------------------------
Capital           Citigroup Inc.                    $23,113,728
Value             -------------------------------------------------------------
                  Bank of America Corp.             $17,567,007
                  -------------------------------------------------------------
                  Merrill Lynch & Co., Inc.         $8,453,514
                  -------------------------------------------------------------
                  Morgan Stanley                    $8,086,294
                  -------------------------------------------------------------
                  Fiserv Inc.                       $2,939,300
--------------------------------------------------------------------------------
Focused           Bank of America Corp.             $597,742
Growth
--------------------------------------------------------------------------------
Fundamental       Citigroup Inc.                    $1,391,489
Equity            --------------------------------------------------------------
                  Bank of America Corp.             $1,287,870
                  -------------------------------------------------------------
                  Merrill Lynch & Co., Inc.         $535,448
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $304,993
                  -------------------------------------------------------------
                  Bear Stearns & Co., Inc.          $258,960
                  -------------------------------------------------------------
                  Lehman Brothers Holdings          $162,997
--------------------------------------------------------------------------------
Giftrust          None
--------------------------------------------------------------------------------
Growth            Bank of America Corp.             $157,235,756
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $78,554,081
                  -------------------------------------------------------------
                  Bear Stearns & Co., Inc           $38,306,685
--------------------------------------------------------------------------------
Heritage          None
--------------------------------------------------------------------------------
Mid Cap           Bank of America Corp.             $1,998,534
Growth            -------------------------------------------------------------
                  ITG, Inc.                         $1,850,721
                  -------------------------------------------------------------
                  UBS Finance                       $1,300,000
--------------------------------------------------------------------------------
New               None
Opportunities
--------------------------------------------------------------------------------
New               None
Opportunities
II
--------------------------------------------------------------------------------
NT Growth         Bank of America Corp.             $1,923,159
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $967,929
                  -------------------------------------------------------------
                  Bear Stearns & Co., Inc           $469,185
--------------------------------------------------------------------------------
NT Vista          None
--------------------------------------------------------------------------------
Select            Bank of America Corp.             $72,288,261
                  -------------------------------------------------------------
                  Morgan Stanley                    $53,628,485
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $48,554,165
--------------------------------------------------------------------------------
Small Cap         UBS Finance LLC                   $1,500,000
Growth
--------------------------------------------------------------------------------
Ultra             Morgan Stanley                    $241,900,950
                  -------------------------------------------------------------
                  The Goldman Sachs Group, Inc.     $202,885,510
                  -------------------------------------------------------------
                  Fiserv Inc.                       $63,969,097
--------------------------------------------------------------------------------
Veedot            Bank of America Corp.             $1,616,100
                  -------------------------------------------------------------
                  Morgan Stanley                    $1,566,815
                  -------------------------------------------------------------
                  Fiserv Inc.                       $1,358,500
--------------------------------------------------------------------------------
Vista             None
--------------------------------------------------------------------------------

------
75

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund, upon its liquidation or dissolution, proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A Class, B
Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional and
Advisor Classes (Capital Value and Growth Advisor Class only) are made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares of Capital Value and Growth are subject to a Master Distribution and Shareholder Services Plan (the Capital Value and
Growth Advisor Class Plan). The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. With the exception of the Advisor Classes of Capital
Value and Growth, the unified management fee for the A, B, C, R and Advisor
Classes is the same as for Investor Class, but the A, B, C, R and Advisor Class
shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan, C Class Plan, R Class
Plan and Advisor Class Plan, respectively, and collectively, with the Capital
Value and Growth Advisor Class Plan, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and

------
76

approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds' A, B, C, R and Advisor Classes have approved and entered into the A
Class Plan, B Class Plan, C Class Plan, R Class Plan and Advisor Class Plan,
respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the A Class Plan was:

     Capital Growth                  $4,135
     Fundamental Equity             $34,530
     Mid Cap Growth                 $61,395
     New Opportunities II          $145,495
     Select                         $94,257
     Small Cap Growth               $67,592(1)

     (1)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
          AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES
          OF THE FUND. TAKING IN ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.10%.

------
77

Because the A Class of Focused Growth was not in operation as of the end of the fiscal year, it is not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for
     other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about
     fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of
     fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of
     fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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78

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31,
2006, the aggregate amount of fees paid under the B Class Plan was:

     Capital Growth                  $8,719
     Fundamental Equity              $9,585
     Mid Cap Growth                 $44,342(1)
     New Opportunities II           $28,820
     Select                         $50,076
     Small Cap Growth               $43,064(2)

     (1)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
          AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES
          OF THE FUND. TAKING IN ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.90%.

     (2)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
          AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR CERTAIN CLASSES
          OF THE FUND. TAKING IN ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.75%.

Because the B Class of Focused Growth, Heritage and Ultra were not in operation as of the fiscal year end, they are not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel)
who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

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79

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of
     fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services

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80

(as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the
C Class Plan was:

     Capital Growth                  $7,053
     Fundamental Equity             $26,957
     Growth                          $9,292
     Heritage                       $19,766
     Mid Cap Growth                    $209
     New Opportunities II           $38,104
     Select                         $26,399
     Small Cap Growth                  $420
     Ultra                          $46,048
     Vista                          $28,521

Because the C Class of Focused Growth was not in operation as of the fiscal year end, it is not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

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81

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the R Class Plan was:

     Capital Growth                     $129
     Fundamental Equity                 $138
     Growth                             $634
     Mid Cap Growth                      $68
     Select                             $120
     Small Cap Growth                    $68
     Ultra                           $48,040
     Vista                              $809

Because the R Class of Focused Growth, Heritage and New Opportunities II were not in operation as of the fiscal year end, they are not included. The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

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82

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of
     fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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83

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan was:

     Capital Value                $77,994
     Growth                      $412,928
     Heritage                    $203,164
     Select                      $130,626
     Ultra                     $2,678,076

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire
     transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary
for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

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84

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Capital Value                $38,997
     Growth                      $206,464
     Heritage                    $101,582
     Select                       $65,313
     Ultra                     $1,339,038

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Capital Value               $38,997
     Growth                     $206,464
     Heritage                   $101,582
     Select                      $65,313
     Ultra                    $1,339,038

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85

ADVISOR CLASS PLAN (BALANCED AND VISTA)

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2006, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Balanced                $78,178
     Vista                $1,097,050

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged to the Advisor Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

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86

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

     Balanced            $39,089
     Vista              $548,525

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2006, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Balanced              $39,089
     Vista                $548,525

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87

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Heritage, Select and Ultra were either renamed A Class or combined with an existing A Class.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Employer-sponsored retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

------
88

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended October 31, 2006, were Mid Cap Growth, $25; New Opportunities II,
$3,250; Select, $4; Small Cap Growth, $20.

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended October 31, 2006, were Capital Growth, $2,402; Fundamental Equity,
$14,637; Select, $14,721; Mid Cap Growth, $6,765; Small Cap Growth, $5,201 and
New Opportunities II, $5,125.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended October 31, 2006 were Growth, $752; Select, $726; Vista, $348;
Capital Growth, $1; Fundamental Equity, $431; New Opportunities II, $3,464;
Ultra; $2,586; and Heritage, $1,270.

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                                       0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored retirement plans.
Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

------
89

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                             EMPLOYER-SPONSORED    TRADITIONAL
                                             RETIREMENT PLANS      AND ROTH IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)    Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE
     ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

------
90

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

------
91

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

------
92

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2006, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND              2009                 2010            2011          2014
--------------------------------------------------------------------------------
Balanced          -                -               -               -
--------------------------------------------------------------------------------
Capital           -                -               -               -
Growth
--------------------------------------------------------------------------------
Capital Value     -                -               -               -
--------------------------------------------------------------------------------
Focused           -                -               -               -
Growth
--------------------------------------------------------------------------------
Fundamental       -                -               -               -
Equity
--------------------------------------------------------------------------------
Giftrust          ($116,339,269)   ($138,461,916)  ($6,240,451)    -
--------------------------------------------------------------------------------
Growth            -                -               ($777,571,788)  -
--------------------------------------------------------------------------------
Heritage          -                -               -               -
--------------------------------------------------------------------------------
Mid Cap           -                -               -               ($1,141,449)
Growth
--------------------------------------------------------------------------------
New               ($82,591,076)    ($37,698,539)   -               -
Opportunities
--------------------------------------------------------------------------------
New               -                -               -               -
Opportunities II
--------------------------------------------------------------------------------
NT Growth         -                -               -               ($965,439)
--------------------------------------------------------------------------------
NT Vista          -                -               -               ($3,142,236)
--------------------------------------------------------------------------------
Select            -                -               -               -
--------------------------------------------------------------------------------
Small Cap         -                -               -               ($1,162,700)
Growth
--------------------------------------------------------------------------------
Ultra             -                -               -               -
--------------------------------------------------------------------------------
Veedot            ($37,476,753)    ($32,317,452)   -               -
--------------------------------------------------------------------------------
Vista             -                -               -               -
--------------------------------------------------------------------------------

------
93

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The funds' financial statements for the fiscal period ended October 31, 2006 have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Ultra, Heritage, New Opportunities II and Focused Growth's
financial statements for the fiscal period ended April 30, 2007, are unaudited.
The Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual reports of these funds for the fiscal periods ended October 31, 2006, as well as the financial statements in the semiannual reports for the fiscal period ended April 30, 2007, for Ultra, Heritage, New
Opportunities II and Focused Growth are incorporated herein by reference. The financial statements for the six-month period ended April 30, 2007, include all adjustments that American Century considers necessary for a fair presentation of such information. All such adjustments are of a normal recurring nature.

The financial statements for Mid Cap Growth and Small Cap Growth for the fiscal years ended March 31, 2006, March 31, 2005, March 31, 2004, March 31, 2003 and
March 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. This information reflects financial results of the Mason Street Aggressive Growth Fund, for which Mid Cap Growth is the post-reorganization successor, and the Mason Street Small Cap Growth Fund for which Small Cap Growth is the post-reorganization successor. The Reports of
Independent Registered Public Accounting Firm and the financial statements included in the Mason Street Funds Inc. annual report for the fiscal year ended
March 31, 2006, are incorporated herein by reference.

------
94

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA                This is the highest rating assigned by S&P to a debt
                   obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                 Debt rated in this category is considered to have a very
                   strong capacity to pay interest and repay principal. It
                   differs from the highest-rated obligations only in small
                   degree.
--------------------------------------------------------------------------------
A                  Debt rated A has a strong capacity to pay interest and
                   repay principal, although it is somewhat more susceptible
                   to the adverse effects of changes in circumstances and
                   economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB                Debt rated in this category is regarded as having an
                   adequate capacity to pay interest and repay principal.
                   While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances
                   are more likely to lead to a weakened capacity to pay
                   interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is
                   regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB                 Debt rated in this category has less near-term
                   vulnerability to default than other speculative issues.
                   However, it faces major ongoing uncertainties or
                   exposure to adverse business, financial, or economic
                   conditions that could lead to inadequate capacity to meet
                   timely interest and principal payments. The BB rating
                   also is used for debt subordinated to senior debt that is
                   assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B                  Debt rated in this category is more vulnerable to
                   nonpayment than obligations rated BB, but currently has
                   the capacity to pay interest and repay principal. Adverse
                   business, financial, or economic conditions will likely
                   impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                Debt rated in this category is currently vulnerable to
                   nonpayment and is dependent upon favorable business,
                   financial, and economic conditions to meet timely
                   payment of interest and repayment of principal. In
                   the event of adverse business, financial, or economic
                   conditions, it is not likely to have the capacity to pay
                   interest and repay principal. The CCC rating category is
                   also used for debt subordinated to senior debt that is
                   assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC                 Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to
                   debt subordinated to senior debt that is assigned an
                   actual or implied CCC rating.
--------------------------------------------------------------------------------
C                  The rating C typically is applied to debt subordinated
                   to senior debt, and is currently highly vulnerable to
                   nonpayment of interest and principal. This rating may be
                   used to cover a situation where a bankruptcy petition
                   has been filed or similar action taken, but debt service
                   payments are being continued.
--------------------------------------------------------------------------------
D                  Debt rated in this category is in default. This rating is
                   used when interest payments or principal repayments are
                   not made on the date due even if the applicable grace
                   period has not expired, unless S&P believes that such
                   payments will be made during such grace period. It also
                   will be used upon the filing of a bankruptcy petition or
                   the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------
95

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa               This is the highest rating assigned by Moody's to a debt
                  obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                Debt rated in this category is considered to have a very
                  strong capacity to pay interest and repay principal and
                  differs from Aaa issues only in a small degree. Together
                  with Aaa debt, it comprises what are generally known as
                  high-grade bonds.
--------------------------------------------------------------------------------
A                 Debt rated in this category possesses many favorable
                  investment attributes and is to be considered as upper-
                  medium-grade debt. Although capacity to pay interest and
                  repay principal are considered adequate, it is somewhat
                  more susceptible to the adverse effects of changes in
                  circumstances and economic conditions than debt in
                  higher-rated categories.
--------------------------------------------------------------------------------
Baa               Debt rated in this category is considered as medium-
                  grade debt having an adequate capacity to pay interest
                  and repay principal. While it normally exhibits adequate
                  protection parameters, adverse economic conditions
                  or changing circumstances are more likely to lead to a
                  weakened capacity to pay interest and repay principal
                  for debt in this category than in higher-rated categories.
                  Debt rated below Baa is regarded as having significant
                  speculative characteristics.
--------------------------------------------------------------------------------
Ba                Debt rated Ba has less near-term vulnerability to default
                  than other speculative issues. However, it faces major
                  ongoing uncertainties or exposure to adverse business,
                  financial or economic conditions that could lead to
                  inadequate capacity to meet timely interest and principal
                  payments. Often the protection of interest and principal
                  payments may be very moderate.
--------------------------------------------------------------------------------
B                 Debt rated B has a greater vulnerability to default, but
                  currently has the capacity to meet financial commitments.
                  Assurance of interest and principal payments or of
                  maintenance of other terms of the contract over any long
                  period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa               Debt rated Caa is of poor standing, has a currently
                  identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions
                  to meet timely payment of interest and repayment of
                  principal. In the event of adverse business, financial or
                  economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be
                  in default or there may be present elements of danger
                  with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C                 This is the lowest rating assigned by Moody's, and debt
                  rated C can be regarded as having extremely poor
                  prospects of attaining investment standing.
--------------------------------------------------------------------------------
Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
AAA               Debt rated in this category has the lowest expectation
                  of credit risk. Capacity for timely payment of financial
                  commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA                Debt rated in this category has a very low expectation
                  of credit risk. Capacity for timely payment of financial
                  commitments is very strong and not significantly
                  vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A                 Debt rated in this category has a low expectation of
                  credit risk. Capacity for timely payment of financial
                  commitments is strong, but may be more vulnerable to
                  changes in circumstances or in economic conditions than
                  debt rated in higher categories.
--------------------------------------------------------------------------------
BBB               Debt rated in this category currently has a low
                  expectation of credit risk and an adequate capacity for
                  timely payment of financial commitments. However,
                  adverse changes in circumstances and in economic
                  conditions are more likely to impair this capacity. This is the lowest investment-grade category.
--------------------------------------------------------------------------------
BB                Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse
                  economic change over time. However, business or
                  financial alternatives may be available to allow financial commitments to be met. Securities rated in this category
                  are not investment-grade.
--------------------------------------------------------------------------------

------
96

Fitch Investors Service, Inc.
--------------------------------------------------------------------------------
B                       Debt rated in this category has significant credit
                        risk, but a limited margin of safety remains.
                        Financial commitments currently are being met,
                        but capacity for continued debt service payments
                        is contingent upon a sustained, favorable business
                        and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C              Debt rated in these categories has a real possibility
                        for default. Capacity for meeting financial
                        commitments depends solely upon sustained,
                        favorable business or economic developments.
                        A CC rating indicates that default of some kind
                        appears probable; a C rating signals imminent
                        default.
--------------------------------------------------------------------------------
DDD, DD, D              The ratings of obligations in these categories are
                        based on their prospects for achieving partial or
                        full recovery in a reorganization or liquidation of the
                        obligor. While expected recovery values are highly
                        speculative and cannot be estimated with any
                        precision, the following serve as general guidelines.
                        DDD obligations have the highest potential for
                        recovery, around 90%-100% of outstanding
                        amounts and accrued interest. DD indicates
                        potential recoveries in the range of 50%-90% and
                        D the lowest recovery potential, i.e., below 50%.

                        Entities rated in these categories have defaulted
                        on some or all of their obligations. Entities rated
                        DDD have the highest prospect for resumption
                        of performance or continued operation with or
                        without a formal reorganization process. Entities
                        rated DD and D are generally undergoing a formal
                        reorganization or liquidation process; those rated
                        DD are likely to satisfy a higher portion of their
                        outstanding obligations, while entities rated D have
                        a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1           This indicates that the degree of safety
            (P-1)             regarding timely payment is strong. Standard
                              & Poor's rates those issues determined to
                              possess extremely strong safety characteristics
                              as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2           Capacity for timely payment on commercial
            (P-2)             paper is satisfactory, but the relative degree
                              of safety is not as high as for issues
                              designated A-1. Earnings trends and coverage
                              ratios, while sound, will be more subject to
                              variation. Capitalization characteristics, while
                              still appropriated, may be more affected by
                              external conditions. Ample alternate liquidity is
                              maintained.
--------------------------------------------------------------------------------
A-3         Prime-3           Satisfactory capacity for timely repayment.
            (P-3)             Issues that carry this rating are somewhat
                              more vulnerable to the adverse changes in
                              circumstances than
                              obligations carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
SP-1         MIG-1;           Notes are of the highest quality enjoying
             VMIG-1           strong protection from established cash flows
                              of funds for their servicing or from established
                              and broad-based access to the market for
                              refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2;           Notes are of high quality, with margins of
             VMIG-2           protection ample, although not so large as in
                              the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3;           Notes are of favorable quality, with all security
             VMIG-3           elements accounted for, but lacking the
                              undeniable strength of the preceding grades.
                              Market access for refinancing, in particular, is
                              likely to be less well established.
--------------------------------------------------------------------------------
SP-4         MIG-4;           Notes are of adequate quality, carrying specific
             VMIG-4           risk but having protection and not distinctly or
                              predominantly speculative.
--------------------------------------------------------------------------------

------
97

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary. You may obtain a free copy of Mid
Cap Growth's predecessor fund, Mason Street Aggressive Growth Fund's and Small
Cap Growth's predecessor fund, Mason Street Small Cap Growth Fund's March 31,
2006 annual report online at masonstreet.com.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

ON THE INTERNET       * EDGAR database at sec.gov
                      * By email request at publicinfo@sec.gov

BY MAIL               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-55830 0709

AMERICAN CENTURY MUTUAL FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of Incorporation of Twentieth  Century  Investors,  Inc.,
dated June 26,  1990  (filed  electronically  as Exhibit  b1a to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century Investors,  Inc., dated
November  19,  1990  (filed  electronically  as  Exhibit  b1b to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (3)  Articles  of Merger  of  Twentieth  Century  Investors,  Inc.,  a
Maryland   corporation  and  Twentieth  Century  Investors,   Inc.,  a  Delaware
corporation,  dated  February 22, 1991 (filed  electronically  as Exhibit b1c to
Post-Effective  Amendment No. 73 to the Registration Statement of the Registrant
on February 29, 1996, File No. 2-14213, and incorporated herein by reference).

          (4) Articles of Amendment of Twentieth Century Investors,  Inc., dated
August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated
September  2,  1993  (filed  electronically  as  Exhibit  b1e to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated
April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective  Amendment
No. 73 to the  Registration  Statement of the  Registrant  on February 29, 1996,
File No. 2-14213, and incorporated herein by reference).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated
October  11,  1995  (filed  electronically  as  Exhibit  b1g  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated
January  22,  1996  (filed  electronically  as  Exhibit  b1h  to  Post-Effective
Amendment No. 73 to the Registration Statement of the Registrant on February 29,
1996, File No. 2-14213, and incorporated herein by reference).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated
March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective  Amendment
No. 75 to the  Registration  Statement of the Registrant on June 14, 1996,  File
No. 2-14213, and incorporated herein by reference).

          (10) Articles  Supplementary  of Twentieth  Century  Investors,  Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit a10 to Post-Effective
Amendment No. 85 to the Registration Statement of the Registrant on September 1,
1999, File No. 2-14213, and incorporated herein by reference).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated
December  2,  1996  (filed  electronically  as  Exhibit  b1j  to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (12) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit b1k to  Post-Effective
Amendment No. 76 to the Registration Statement of the Registrant on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (13) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated July 28,  1997  (filed  electronically  as Exhibit  b1l to  Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (14) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 28, 1997 (filed  electronically  as Exhibit a13 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (15)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated December 18, 1997 (filed  electronically  as
Exhibit a14 to Post-Effective  Amendment No. 83 to the Registration Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (16) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated December 18, 1997 (filed  electronically  as Exhibit b1m to Post-Effective
Amendment No. 78 to the Registration Statement of the Registrant on February 26,
1998, File No. 2-14213, and incorporated herein by reference).

          (17) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 25, 1999 (filed  electronically  as Exhibit a16 to  Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (18) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 16, 1999 (filed  electronically  as Exhibit a17 to Post-Effective
Amendment No. 83 to the Registration Statement of the Registrant on February 26,
1999, File No. 2-14213, and incorporated herein by reference).

          (19) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 2, 1999 (filed  electronically  as Exhibit  a19 to  Post-Effective
Amendment No. 89 to the Registration  Statement of the Registrant on December 1,
2000, File No. 2-14213, and incorporated herein by reference).

          (20) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 19, 1999 (filed  electronically  as Exhibit a19 to Post-Effective
Amendment No. 87 to the Registration Statement of the Registrant on November 29,
1999, File No. 2-14213, and incorporated herein by reference).

          (21) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 5, 2001  (filed  electronically  as Exhibit  a21 to  Post-Effective
Amendment No. 93 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 2-14213, and incorporated herein by reference).

          (22) Certificate of Correction to Articles Supplementary,  dated April
3, 2001 (filed electronically as Exhibit a22 to Post-Effective  Amendment No. 93
to the  Registration  Statement of the  Registrant  on April 20, 2001,  File No.
2-14213, and incorporated herein by reference).

          (23) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 14,  2002  (filed  electronically  as Exhibit  a23 to  Post-Effective
Amendment No. 98 to the Registration  Statement of the Registrant on October 10,
2002, File No. 2-14213, and incorporated herein by reference).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds, Inc., dated June 25, 2002 (filed electronically as Exhibit
a24 to  Post-Effective  Amendment  No. 98 to the  Registration  Statement of the
Registrant on October 10, 2002, File No.  2-14213,  and  incorporated  herein by reference).

          (25) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated February 12, 2003 (filed  electronically  as Exhibit a25 to Post-Effective
Amendment No. 100 to the  Registration  Statement of the  Registrant on February
28, 2003, File No. 2-14213, and incorporated herein by reference).

          (26)  Certificate of Correction to Articles  Supplementary of American
Century Mutual Funds,  Inc.,  dated February 28, 2003 (filed  electronically  as
Exhibit a26 to Post-Effective Amendment No. 101 to the Registration Statement of
the Registrant on August 28, 2003, File No. 2-14213,  and incorporated herein by reference).

          (27) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  August 14, 2003 (filed  electronically  as Exhibit a27 to  Post-Effective
Amendment No. 102 to the Registration  Statement of the Registrant on August 28,
2003, File No. 2-14213, and incorporated herein by reference).

          (28) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 14, 2004 (filed  electronically  as Exhibit a28 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (29) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated November 17, 2004 (filed  electronically  as Exhibit a29 to Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (30) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated January 13, 2005 (filed  electronically  as Exhibit a30 to  Post-Effective
Amendment No. 109 to the  Registration  Statement of the  Registrant on February
25, 2005, File No. 2-14213, and incorporated herein by reference).

          (31) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated June 22,  2005  (filed  electronically  as Exhibit  a31 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (32) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  December  13,  2005  (filed   electronically  as  Exhibit  1(ff)  to  the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 2-14213, and incorporated herein by reference).

          (33) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  March 15,  2006 (filed  electronically  as Exhibit a33 to  Post-Effective
Amendment No. 116 to the  Registration  Statement of the Registrant on March 31,
2006, File No. 2-14213, and incorporated herein by reference).

          (34) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated  November  14,  2006  (filed   electronically  as  Exhibit  1(hh)  to  the
Registration Statement on Form N-14 of the Registrant on February 27, 2007, File
No. 2-14213, and incorporated herein by reference).

          (35) Articles of Amendment of American  Century  Mutual  Funds,  Inc.,
dated August 29, 2007, are included herein.

          (36) Articles  Supplementary of American  Century Mutual Funds,  Inc.,
dated September 10, 2007, are included herein.

     (b)  Amended  and  Restated  By-laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article  Seventh,  and Article Eighth,  of Registrant's
Articles of Incorporation,  appearing as Exhibit (a)(1) herein and Article Fifth of  Registrant's  Articles of Amendment,  appearing as Exhibit (a)(4) herein and
Sections  3, 4, 5, 6, 7, 8, 9, 10,  11, 22, 25, 30, 31, 32, 33, 39, 40 and 51 of
Registrant's  Amended and Restated Bylaws,  incorporated  herein by reference as
Exhibit b hereto.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2007, is included herein.

          (2) Investment  Subadvisory  Agreement with Mason Street Advisors LLC, dated  March 30,  2006  (filed  electronically  as Exhibit d3 to  Post-Effective
Amendment No. 116 to the  Registration  Statement of the Registrant on March 31,
2006, File No. 2-14213, and incorporated herein by reference).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated September 4, 2007, is included herein.

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30, 2007,  File No.  333-43321,  and
incorporated herein by reference).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration Statement of the Registrant on February 28, 1997, File No. 2-14213,
and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006  (filed  electronically  as Exhibit g6 to
Post-Effective Amendment No. 114 to the Registration Statement of the Registrant
on February 28, 2006, File No. 2-14213, and incorporated herein by reference).

          (8) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 118
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
2-14213, and incorporated herein by reference).

          (9) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (10) Amendment No. 1 to Custodian and Investment  Accounting Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (11) Amendment No. 2 to Custodian and Investment  Accounting Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (12) Third-Party Custodial Agreement with J.P. Morgan Futures Inc. and
State Street Bank and Trust Company,  dated March 31, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 118 to the Registration Statement
of the Registrant on April 28, 2006, File No. 2-14213,  and incorporated  herein by reference).

     (h)  (1) Amended and Restated  Transfer Agency  Agreement  between American
Century Mutual Funds, Inc. and American Century  Services,  LLC, dated August 1,
2007, is included herein.

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  13,  2006  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  28,  2006,  File No.  2-82734,  and  incorporated  herein by reference).

          (4)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel,  dated  September 27, 2007, is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated September 21, 2007, is included herein.

          (2)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated September 24, 2007, is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
the Registrant on July 17, 1997, File No. 2-14213,  and  incorporated  herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
the Registrant on February 26, 1998, File No. 2-14213,  and incorporated  herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
the Registrant on February 26, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
the Registrant on November 29, 1999, File No. 2-14213,  and incorporated  herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
the Registrant on December 13, 2001, File No. 2-14213,  and incorporated  herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder  Services Plan (Advisor Class), dated September 4, 2007, is included herein.

          (15)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder  Services  Plan (C Class),  dated  September  4, 2007,  is  included herein.

          (16)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder  Services  Plan (A Class),  dated  September  4, 2007,  is  included herein.

          (17)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder  Services  Plan (B Class),  dated  September  4, 2007,  is  included herein.

          (18)  Amended  and  Restated   Master   Distribution   and  Individual
Shareholder  Services  Plan (R Class),  dated  September  4, 2007,  is  included herein.

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment No. 104 to the  Registration  Statement of the  Registrant on February
26, 2004, File No. 2-14213, and incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust  on  July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,   Inc.  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment No. 106 to the  Registration  Statement of the  Registrant on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment No. 111 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 2-14213, and incorporated herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed  electronically  as Exhibit n12 to the  Registration
Statement of American  Century  Strategic Asset  Allocations,  Inc. on March 30,
2006, File No. 33-79482, and incorporated herein by reference).

          (13) Amendment No. 12 to the Amended and Restated Multiple Class Plan,
dated November 29, 2006 (filed  electronically  as Exhibit n13 to Post-Effective
Amendment No. 46 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on November 29, 2006, File No.  33-19589,  and  incorporated herein by reference).

          (14)  Amended and Restated  Multiple  Class Plan,  dated  September 4,
2007, is included herein.

          (15) Letter  Agreement with American  Century  Investment  Management,
Inc.,   dated  March  30,  2006   (filed   electronically   as  Exhibit  n13  to
Post-Effective  Amendment  No.  42 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on March 30, 2006,  File No.  33-39242,  and
incorporated herein by reference).

      (o) Reserved.

      (p) (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration Statement of the Registrant on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3) Mason  Street  Advisors,  LLC  Statement  of  Policy  on  Personal
Securities  Transactions  (filed  electronically as Exhibit p3 to Post-Effective
Amendment No. 31 to the Registration  Statement of American  Century  Investment
Trust  on  March  9,  2006,  File  No.  33-65170,  and  incorporated  herein  by reference).

      (q) (1) Power of Attorney,  dated August 24, 2007 (filed electronically as
Exhibit q1 to Post-Effective  Amendment No. 41 to the Registration  Statement of
American  Century  Capital  Portfolios,  Inc. on September  26,  2007,  File No.
33-64872, and incorporated herein by reference).

          (2)   Secretary's   Certificate,   dated   August  24,   2007   (filed
electronically  as  Exhibit  q2  to  Post-Effective  Amendment  No.  41  to  the
Registration Statement of American Century Capital Portfolios, Inc. on September
26, 2007, File No. 33-64872, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  corporation.  Section  2-418 of the General
Corporation  Law of Maryland  allows a Maryland  corporation  to  indemnify  its directors,  officers,  employees  and  agents  to the  extent  provided  in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  corporation's  directors  and  officers  to the  extent permitted by the General Corporation Law of Maryland, the Investment Company Act
and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of the Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officer of the advisor and his principal occupations during the past 2 fiscal years are as follows:

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer of ACIM and ACGIM).  Served as President  and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

     The  subadvisor  for Small Cap Growth  and Mid Cap  Growth is Mason  Street
Advisors LLC (MSA).  In addition to providing  investment  advisory  services to investment companies, MSA provides investment advisory services for Northwestern
Mutual and other institutional clients. Several of the directors and officers of
MSA also serve as officers of Northwestern Mutual.  Additional information about the business and other  connections  of MSA is available in Part I of MSA's Form
ADV and the schedules thereto (SEC file number 801-60721).

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.     Director                          Director and
                                                            Vice Chairman

Jonathan S. Thomas        Director                          President and
                                                            Director

Brian Jeter               President and Chief               none
                          Executive Officer

Jon W. Zindel             Senior Vice President             Tax Officer
                          and Chief Accounting Officer

David K. Anderson         Chief Financial Officer           none

Donna Byers               Senior Vice President             none

Mark Killen               Senior Vice President             none

David Larrabee            Senior Vice President             none

Barry Mayhew              Senior Vice President             none

David C. Tucker           Senior Vice President             none

Joseph S. Reece           Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century  Services,  LLC, 4500 Main Street,  Kansas City, MO 64111;  JP
Morgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; Commerce Bank, N.A.,
1000 Walnut,  Kansas City, MO 64105 and State Street Bank and Trust Company, One
Lincoln Street,  Boston,  Massachusetts  02111.  Certain records relating to the day-to-day  portfolio management of Small Cap Growth and Mid Cap Growth are kept in the offices of the subadvisor, Mason Street Advisors, LLC, 720 East Wisconsin
Avenue, Milwaukee, WI 53202.

Item 29. Management Services - Not Applicable.

Item 30. Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 27th day of
September, 2007.

                               AMERICAN CENTURY MUTUAL FUNDS, INC.
                                  (Registrant)

                                By:  *
                                     ----------------------------------------
                                     Jonathan S. Thomas
                                     President

     As required by the Securities Act of 1933, this Registration  Statement has been  signed  by the  following  persons  in  the  capacities  and on the  dates indicated.

SIGNATURE                        TITLE                           DATE
---------                        -----                           ----

*                           President and Director       September 27, 2007
----------------------
Jonathan S. Thomas

*                           Vice President,              September 27, 2007
----------------------      Treasurer and Chief
Robert J. Leach             Financial Officer

*                           Vice Chairman of the         September 27, 2007
----------------------      Board and Director
James E. Stowers, Jr.

*                           Director                     September 27, 2007
----------------------
Thomas A. Brown

*                           Director                     September 27, 2007
----------------------
Andrea C. Hall, Ph.D.

*                           Director                     September 27, 2007
----------------------
James A. Olson

*                           Chairman of the              September 27, 2007
----------------------      Board and Director
Donald H. Pratt

*                           Director                     September 27, 2007
----------------------
Gale E. Sayers

*                           Director                     September 27, 2007
----------------------
M. Jeannine Strandjord

*                           Director                     September 27, 2007
----------------------
Timothy S. Webster

*By:  /s/ Kathleen Gunja Nelson
      ------------------------------------
      Kathleen Gunja Nelson
      Attorney-in-Fact (pursuant to a Power of
      Attorney dated August 24, 2007)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(35)     Articles of  Amendment  of American  Century  Mutual  Funds,
                    Inc., dated August 29, 2007.

EXHIBIT (a)(36)     Articles  Supplementary  of American  Century  Mutual Funds,
                    Inc., dated September 10, 2007.

EXHIBIT (d)(1)      Management   Agreement  with  American  Century   Investment
                    Management, Inc., dated August 1, 2007.

EXHIBIT (e)(1)      Amended and Restated  Distribution  Agreement  with American
                    Century Investment Services, Inc., dated September 4, 2007.

EXHIBIT (h)(1)      Amended  and  Restated  Transfer  Agency  Agreement  between
                    American  Century  Mutual Funds,  Inc. and American  Century
                    Services, LLC, dated August 1, 2007.

EXHIBIT (i)         Opinion and Consent of Counsel, dated September 27, 2007.

EXHIBIT (j)(1)      Consent of  Deloitte & Touche  LLP,  independent  registered public accounting firm, dated September 21, 2007.

EXHIBIT (j)(2)      Consent   of    PricewaterhouseCoopers    LLP,   independent
                    registered public accounting firm, dated September 24, 2007.

EXHIBIT (m)(14)     Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services Plan (Advisor Class),  dated September
                    4, 2007.

EXHIBIT (m)(15)     Amended and Restated Master Distribution and Individual
                    Shareholder Services Plan (C Class), dated September 4,
                    2007.

EXHIBIT (m)(16)     Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services  Plan (A Class),  dated  September  4,
                    2007.

EXHIBIT (m)(17)     Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services  Plan (B Class),  dated  September  4,
                    2007.

EXHIBIT (m)(18)     Amended and  Restated  Master  Distribution  and  Individual
                    Shareholder  Services  Plan (R Class),  dated  September  4,
                    2007.

EXHIBIT (n)(14)     Amended and Restated Multiple Class Plan, dated September 4,
                    2007.